UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5993

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (2.2% of portfolio)
HSBC Finance Corp.	6.38%	10/15/11	$3,595,000	$3,603,196
John Deere Capital Corp.	5.35	01/17/12	600,000	608,563
Total Corporate Notes (Cost $4,211,759)				4,211,759

COMMERCIAL PAPER (68.3% of portfolio)
Air Liquide US LLC (a)	0.15	01/09/12	3,000,000	2,998,750
Air Liquide US LLC (a)	0.18	01/09/12	6,500,000	6,496,750
American Honda Finance Corp.	0.12	10/18/11	1,040,000	1,039,941
Coca-Cola Co. (a)	0.12	10/12/11	3,000,000	2,999,890
Coca-Cola Co. (a)	0.14	11/09/11	700,000	699,894
Coca-Cola Co. (a)	0.13	12/06/11	500,000	499,881
Coca-Cola Co. (a)	0.15	12/12/11	2,000,000	1,999,400
Coca-Cola Co. (a)	0.15	01/05/12	3,000,000	2,998,800
E.I. Du Pont De Nemours & Co. (a)	0.09	10/26/11	5,000,000	4,999,688
E.I. Du Pont De Nemours & Co. (a)	0.17	11/02/11	500,000	499,924
E.I. Du Pont De Nemours & Co. (a)	0.12	11/03/11	2,000,000	1,999,780
E.I. Du Pont De Nemours & Co. (a)	0.18	12/01/11	2,000,000	1,999,390
General Electric Capital Corp.	0.14	10/07/11	5,000,000	4,999,883
General Electric Capital Corp.	0.15	10/20/11	1,000,000	999,921
General Electric Capital Corp.	0.08	11/22/11	600,000	599,931
General Electric Capital Corp.	0.15	12/01/11	3,000,000	2,999,237
Google Inc. (a)	0.09	11/21/11	500,000	499,936
HSBC Finance Corp.	0.10	10/06/11	4,000,000	3,999,944
John Deere Bank SA (a)	0.09	10/04/11	4,000,000	3,999,970
John Deere Credit Inc. (a)	0.15	10/03/11	879,000	878,993
John Deere Credit Inc. (a)	0.08	10/05/11	2,000,000	1,999,982
John Deere Credit Inc. (a)	0.11	10/21/11	1,500,000	1,499,908
Johnson & Johnson (a)	0.04	10/25/11	1,000,000	999,977
Johnson & Johnson (a)	0.08	12/07/11	1,593,000	1,592,763
L'Oreal USA Inc. (a)	0.05	10/05/11	4,000,000	3,999,978
L'Oreal USA Inc. (a)	0.06	10/18/11	1,250,000	1,249,965
L'Oreal USA Inc. (a)	0.08	10/25/11	4,500,000	4,499,760
Metlife Funding Inc.	0.10	11/08/11	5,000,000	4,999,472
Nestle Capital Corp. (a)	0.15	11/08/11	4,500,000	4,499,287
Nestle Capital Corp. (a)	0.14	11/22/11	5,000,000	4,998,989
PepsiCo, Inc. (a)	0.09	10/04/11	3,000,000	2,999,978
PepsiCo, Inc. (a)	0.10	10/18/11	3,000,000	2,999,858
PepsiCo, Inc. (a)	0.10	11/07/11	2,500,000	2,499,743
PepsiCo, Inc. (a)	0.08	11/28/11	1,200,000	1,199,845
Procter & Gamble Co. (a)	0.11	10/11/11	3,200,000	3,199,902
Procter & Gamble Co. (a)	0.13	11/07/11	2,000,000	1,999,733
Procter & Gamble Co. (a)	0.15	12/12/11	4,000,000	3,998,800
Total Capital Canada, Ltd. (a)	0.06	10/14/11	5,500,000	5,499,881
Total Capital Canada, Ltd. (a)	0.12	01/18/12	4,000,000	3,998,547
Toyota Motor Credit Corp.	0.15	10/06/11	3,000,000	2,999,937
Toyota Motor Credit Corp.	0.12	11/01/11	3,500,000	3,499,638
Toyota Motor Credit Corp.	0.12	11/07/11	3,000,000	2,999,630
UBS Finance Delaware LLC	0.12	10/13/11	4,000,000	3,999,840
UBS Finance Delaware LLC	0.14	10/26/11	3,000,000	2,999,708
UBS Finance Delaware LLC	0.20	11/07/11	955,000	954,804
Wal-Mart Stores, Inc. (a)	0.08	10/27/11	4,000,000	3,999,769
Wal-Mart Stores, Inc. (a)	0.08	10/28/11	5,000,000	4,999,700
Wal-Mart Stores, Inc. (a)	0.08	11/21/11	600,000	599,932
Total Commercial Paper (Cost $133,999,229)				133,999,229

DAILY INCOME FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. GOVERNMENT OBLIGATIONS (19.9% of portfolio)
U.S. Treasury Bill	0.11	(b)%	10/20/11	$2,000,000	$1,999,889
U.S. Treasury Bill	0.05	(b)	11/10/11	3,000,000	2,999,850
U.S. Treasury Bill	0.09	(b)	11/17/11	5,000,000	4,999,412
U.S. Treasury Bill	0.11	(b)	12/15/11	3,000,000	3,006,251
U.S. Treasury Bill	0.09	(b)	12/22/11	5,000,000	4,999,146
U.S. Treasury Bill	0.08	(b)	12/22/11	4,000,000	3,999,180
U.S. Treasury Note	1.13		01/15/12	4,000,000	4,012,029
U.S. Treasury Note	1.13		01/15/12	5,000,000	5,015,765
U.S. Treasury Note	1.38		03/15/12	5,000,000	5,029,752
U.S. Treasury Note	1.38		04/15/12	3,000,000	3,020,789
Total U.S. Government Agency Obligations (Cost $39,082,063)					39,082,063

MONEY MARKET ACCOUNT (9.6% of portfolio)
State Street Institutional Liquid Reserves Fund	0.09	(c)		18,816,787	18,816,787
Total Money Market Account (Cost $18,816,787)					18,816,787

TOTAL INVESTMENTS IN SECURITIES (Cost $196,109,838) - 100%					$196,109,838

_______________________________
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. Total of such securities at period-end amounts to $96,907,343 and represents 49.4% of total investments.

(b)	Zero coupons. Rate represents the yield on investment.
(c)	7-day yield at September 30, 2011.

At September 30, 2011, the cost of investment securities for tax purposes was $196,109,838.  There were no unrealized gains or losses.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$133,999,229	$-	$133,999,229
U.S. Government Agency Obligations	$-	$39,082,063	$-	$39,082,063
Corporate Notes	$-	$4,211,759	$-	$4,211,759
Cash Equivalents	$18,816,787	$-	$-	$18,816,787
	$18,816,787	$177,293,051	$-	$196,109,838

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2011
(Unaudited)	Interest		Maturity	Face
	Rate		Date	Amount	Value

ASSET BACKED SECURITIES (2.2% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$15,566	$15,988
Small Business Administration 98-20D	6.15		04/01/18	26,010	28,167
Small Business Administration 98-20E	6.30		05/01/18	25,722	27,954
Small Business Administration 98-20H	6.15		08/01/18	9,871	10,750
Small Business Administration 99-20D	6.15		04/01/19	40,450	44,031
Small Business Administration 04-20B	4.72		02/01/24	87,101	94,492
Small Business Administration 04-20C	4.34		03/01/24	116,789	125,608
Small Business Administration 05-10E	4.54		09/01/15	29,412	30,787
Small Business Administration Pool # 100075	3.50		05/25/19	34,883	35,346
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	5,261	5,337
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	14,017	14,001
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	39,857	39,678
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	70,890	71,194
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	3,190	3,219
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	30,890	31,041
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	22,404	22,375
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	5,412	5,381
Small Business Investment Companies 02-20K	5.08		11/01/22	38,763	42,167
Small Business Investment Companies 02-P10B	5.20		08/10/12	56,652	58,371
Small Business Investment Companies 03-10A	4.63		03/10/13	391,815	406,655
Small Business Investment Companies 03-10B	3.39		03/01/13	11,517	11,665
Small Business Investment Companies 03-P10A	4.52		02/10/13	5,125	5,307
Small Business Investment Companies 03-P10B	5.14		08/10/13	26,431	27,797
Small Business Investment Companies 04-10A	4.12		03/10/14	131,437	137,068
Small Business Investment Companies 04-10B	4.68		09/10/14	192,753	203,038
Small Business Investment Companies 04-P10A	4.50		02/10/14	29,222	30,573
Small Business Investment Companies 05-10B	4.94		09/10/15	167,653	181,299
Small Business Investment Companies 05-P10A	4.64		02/10/15	45,448	48,479
Small Business Investment Companies 07-10A	5.38		03/10/17	77,842	85,536
Total Asset Backed Securities (Cost $1,722,607)					1,843,304

MORTGAGE BACKED SECURITIES (6.3% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	800,681	812,162
GNMA #2602	6.00		06/20/28	57,447	64,425
GNMA #2707	5.50		01/20/14	5,618	6,073
GNMA #8004	2.63	(a)	07/20/22	24,255	25,180
GNMA #8006	2.63	(a)	07/20/22	24,430	25,361
GNMA #8038	2.63	(a)	08/20/22	15,046	15,619
GNMA #8040	2.63	(a)	08/20/22	38,416	39,881
GNMA #8054	2.13	(a)	10/20/22	9,445	9,790
GNMA #8076	2.13	(a)	11/20/22	15,706	16,279
GNMA #8102	4.00	(a)	02/20/16	4,147	4,322
GNMA #8103	4.00	(a)	02/20/16	17,725	18,482
GNMA #8157	2.38	(a)	03/20/23	27,033	27,998
GNMA #8191	2.38	(a)	05/20/23	45,208	46,924
GNMA #8215	2.38	(a)	04/20/17	3,673	3,813
GNMA #8259	2.63	(a)	08/20/23	12,726	13,212
GNMA #8297	4.00	(a)	12/20/17	11,379	11,906
GNMA #8332	3.50	(a)	03/20/18	7,757	8,079
GNMA #8344	3.50	(a)	04/20/18	18,212	19,013
GNMA #8384	2.38	(a)	03/20/24	6,494	6,726
GNMA #8393	4.00	(a)	08/20/18	7,150	7,505
GNMA #8400	2.63	(a)	08/20/18	10,165	10,553
GNMA #8405	4.00	(a)	09/20/18	11,125	11,678
GNMA #8423	2.38	(a)	05/20/24	8,021	8,325

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
GNMA #8429	4.00%		(a)	11/20/18	$12,692	$13,281
GNMA #8459	2.63	(a)		07/20/24	12,362	12,834
GNMA #8499	3.00	(a)		05/20/19	8,346	8,696
GNMA #8518	2.13	(a)		10/20/24	11,530	11,950
GNMA #8532	2.50	(a)		10/20/24	15,797	16,418
GNMA #8591	2.38	(a)		02/20/25	36,918	38,235
GNMA #8638	2.38	(a)		06/20/25	13,443	13,953
GNMA #8648	2.63	(a)		07/20/25	22,157	23,002
GNMA #8663	2.63	(a)		07/20/25	17,550	18,219
GNMA #8680	3.50	(a)		08/20/20	15,347	16,000
GNMA #8687	2.63	(a)		08/20/25	4,387	4,555
GNMA #8702	3.00	(a)		10/20/20	6,664	6,943
GNMA #8747	2.13	(a)		11/20/25	12,436	12,889
GNMA #8807	2.63	(a)		07/20/21	15,581	16,175
GNMA #8836	2.63	(a)		09/20/21	14,283	14,828
GNMA #8847	2.38	(a)		04/20/26	14,477	15,026
GNMA #8869	2.13	(a)		11/20/21	45,004	46,645
GNMA #8873	2.50	(a)		11/20/21	20,695	21,509
GNMA #8877	2.38	(a)		05/20/26	3,557	3,692
GNMA #8883	2.13	(a)		12/20/21	16,107	16,695
GNMA #8915	2.38	(a)		02/20/22	15,332	15,880
GNMA #8934	2.38	(a)		03/20/22	26,374	27,315
GNMA #8978	2.38	(a)		05/20/22	64,323	66,765
GNMA #80053	2.38	(a)		03/20/27	3,107	3,218
GNMA #80058	2.38	(a)		04/20/27	3,267	3,391
GNMA #80185	2.38	(a)		04/20/28	31,292	32,480
GNMA #80264	2.25	(a)		03/20/29	31,447	32,542
GNMA #80283	2.38	(a)		05/20/29	20,358	21,131
GNMA #80300	2.63	(a)		07/20/29	19,563	20,309
GNMA #80309	2.63	(a)		08/20/29	7,883	8,184
GNMA #80363	2.25	(a)		01/20/30	65,270	67,545
GNMA #80426	2.63	(a)		07/20/30	2,848	2,956
GNMA #80452	2.63	(a)		09/20/30	19,125	19,854
GNMA #80475	1.88	(a)		12/20/30	35,354	36,557
GNMA #80577	1.75	(a)		02/20/32	5,475	5,665
GNMA #80684	2.38	(a)		04/20/33	15,183	15,760
GNMA #81129	3.50	(a)		10/20/34	419,435	438,245
GNMA #510280	6.00			08/15/14	6,062	6,620
GNMA #583189	4.50			02/20/17	44,755	48,186
GNMA #607494	5.00			04/15/19	28,323	30,901
GNMA #616274	5.00			02/15/19	31,288	33,902
GNMA 1996-4	7.00			04/16/26	4,621	5,209
GNMA 2001-53	5.50			10/20/31	28,917	30,445
GNMA 2001-53	0.58	(a)		10/20/31	5,334	5,336
GNMA 2002-15	5.50			11/20/31	52,377	54,173
GNMA 2002-20	4.50			03/20/32	23,735	25,583
GNMA 2002-88	5.00			05/16/31	29,311	29,866
GNMA 2003-11	4.00			10/17/29	42,473	45,275
GNMA 2003-12	4.50			02/20/32	23,803	25,141
GNMA 2003-26	0.68	(a)		04/16/33	13,661	13,691
GNMA 2003-97	4.50			03/20/33	56,103	60,367
GNMA 2004-17	4.50			12/20/33	134,844	148,224
GNMA 2004-102	5.50			04/20/34	73,576	84,264
GNMA 2005-56	5.00			08/20/31	42,417	42,896
GNMA 2007-30	5.50			03/20/35	36,559	36,614

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest
	Rate/		Maturity	Face
	Yield		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA 2008-50	5.50%		06/16/38	$409,656	$413,409
GNMA 2010-113	2.50		02/16/40	813,307	846,614
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	922,316	931,520
Total Mortgage Backed Securities (Cost $5,097,622)					5,280,884

MUNICIPAL BONDS (5.3% of portfolio)
Arizona State University	5.38		07/01/19	700,000	725,452
Bel Aire, Kansas	7.50		05/01/35	435,000	477,765
Bel Aire, Kansas	7.75		05/01/41	555,000	611,721
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	110,000	111,447
Illinois Housing Development Authority, Illinois	4.13		10/20/16	1,030,000	1,032,565
Miami-Dade County, Florida Educational Facilities Authority	4.32		04/01/12	695,000	707,739
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	606,911
Michigan State Housing Development Authority	4.40		04/20/13	180,000	183,413
Total Municipal Bonds (Cost $4,431,560)					4,457,013

CORPORATE BONDS (10.0% of portfolio)
Ally Bank	1.00		06/10/13	250,000	249,929
American Express Centurion Bank	1.40		10/06/14	250,000	248,611
Bank of the Cascades	2.65		02/12/12	1,000,000	1,008,218
BMW Bank of North America	1.00		06/10/13	250,000	249,929
Discover Bank	1.35		06/16/14	250,000	249,766
FirstBank Puerto Rico	1.65		02/20/13	250,000	252,706
GE Capital Financial Inc.	1.00		06/10/13	250,000	249,929
GE Money Bank	1.75		07/23/13	250,000	253,394
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,005,326
GMAC LLC	2.20		12/19/12	500,000	511,031
Morgan Stanley	3.25		12/01/11	1,000,000	1,004,938
New York Community Bank	3.00		12/16/11	1,000,000	1,006,009
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,011,552
Rowan Companies Inc.	2.80		10/20/13	564,263	574,200
Southern Community Bank & Trust	0.80	(a)	02/18/14	250,000	249,725
State Bank of India NY	1.10		09/23/13	250,000	249,567
Total Corporate Bonds (Cost $8,315,942)					8,374,830

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (73.6% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/11	1,000,000	999,910
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,500,000	1,481,415
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,606,967
Government Trust Certificate (Sri Lanka Trust)	0.76	(a)	06/15/12	25,000	24,984
National Archives Facility Trust	8.50		09/01/19	41,197	51,758
Overseas Private Investment Corp.	1.45	(d)	09/20/13	1,000,000	1,238,980
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,097,460
Overseas Private Investment Corp.	5.08	(e)	12/10/13	250,000	334,478
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,123,250
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,566,270
Overseas Private Investment Corp.	4.10		11/15/14	102,480	107,057
Overseas Private Investment Corp.	1.62	(d)	12/14/14	1,000,000	1,034,290
Overseas Private Investment Corp.	3.56	(d)	12/14/14	1,500,000	1,733,415
Overseas Private Investment Corp.	3.74		04/15/15	77,007	80,496
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,132,550
Overseas Private Investment Corp.	4.81	(e)	07/12/16	1,000,000	1,213,460
Overseas Private Investment Corp.	4.87	(e)	09/07/16	700,000	914,452

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest
	Rate/			Maturity	Face
	Yield			Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	4.87%		(e)	09/07/16	$1,000,000	$1,306,360
Overseas Private Investment Corp.	3.62			09/15/16	39,220	41,840
Overseas Private Investment Corp.	4.59	(e)		12/09/16	1,000,000	1,159,870
Overseas Private Investment Corp.	4.59	(e)		12/09/16	1,300,000	1,507,805
Overseas Private Investment Corp.	3.56	(d)		04/23/17	3,000,000	3,401,130
Overseas Private Investment Corp.	4.90	(e)		12/10/17	1,500,000	1,731,705
Overseas Private Investment Corp.	1.55	(e)		03/15/18	1,600,000	1,610,848
Overseas Private Investment Corp.	5.66	(e)		06/10/18	900,000	1,262,430
Overseas Private Investment Corp.	1.84	(e)		06/10/18	1,000,000	1,035,000
Overseas Private Investment Corp.	2.00	(e)		06/10/18	1,500,000	1,571,325
Overseas Private Investment Corp.	2.53	(e)		07/07/19	1,000,000	1,076,890
Overseas Private Investment Corp.	3.37			05/15/21	1,000,000	1,054,390
Overseas Private Investment Corp.	2.07			05/15/21	1,000,000	1,005,680
Philippine Power Trust I (b)	5.40			09/26/18	416,667	464,883
Private Export Funding Corp.	4.97			08/15/13	1,100,000	1,188,579
Private Export Funding Corp.	2.13			07/15/16	500,000	516,076
SALLIE MAE	7.30			08/01/12	1,875,000	1,982,931
U.S. Department of Housing and Urban Development	6.33			08/01/13	129,000	129,779
U.S. Department of Housing and Urban Development	6.93			08/01/13	340,000	343,063
U.S. Department of Housing and Urban Development	7.72			08/01/13	340,000	342,378
U.S. Department of Housing and Urban Development	7.63			08/01/14	70,000	71,682
U.S. Department of Housing and Urban Development	7.91			08/01/17	197,000	198,085
U.S. Department of Housing and Urban Development	5.77			08/01/17	1,000,000	1,042,590
U.S. Department of Housing and Urban Development	2.91			08/01/17	1,000,000	1,076,314
U.S. Department of Housing and Urban Development	7.93			08/01/18	420,000	422,324
U.S. Department of Housing and Urban Development	6.07			08/01/21	500,000	520,561
U.S. Department of Housing and Urban Development	6.12			08/01/22	1,000,000	1,040,258
United States Treasury Note	1.38			05/15/12	4,000,000	4,030,312
United States Treasury Note	1.50			07/15/12	1,000,000	1,010,352
United States Treasury Note	1.38			09/15/12	3,000,000	3,033,633
United States Treasury Note	1.13			12/15/12	1,000,000	1,011,016
United States Treasury Note	1.38			02/15/13	3,000,000	3,046,524
United States Treasury Note	1.38			05/15/13	1,000,000	1,017,770
United States Treasury Note	2.38			02/28/15	1,500,000	1,592,700
United States Treasury Note	1.50			06/30/16	1,000,000	1,027,580
Total U.S. Government and Agency Obligations (Cost $60,233,108)						61,615,855

					Shares
MONEY MARKET ACCOUNT (2.6% of portfolio)
State Street Institutional Liquid Reserves Fund	0.09	(f)			2,154,082	2,154,082
Total Money Market Account (Cost $2,154,082)						2,154,082

TOTAL INVESTMENTS IN SECURITIES (Cost $81,954,921) - 100%						$83,725,968
_______________________________

(a)	Variable coupon rate as of September 30, 2011.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $3,758,370 and represents 4.5% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at September 30, 2011.

At September 30, 2011, the cost of investment securities for tax purposes was $81,954,921.  Net unrealized appreciation of investment securities was $1,771,047 consisting of unrealized gains of $1,830,809 and unrealized losses of $59,762.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$61,615,855	$-	$61,615,855
Corporate Bonds	$-	$8,374,830	$-	$8,374,830
Mortgage Backed Securities	$-	$5,280,884	$-	$5,280,884
Municipal Bonds	$-	$4,457,013	$-	$4,457,013
Asset Backed Securities	$-	$1,843,304	$-	$1,843,304
Cash Equivalents	$2,154,082	$-	$-	$2,154,082
	$2,154,082	$81,571,886	$-	$83,725,968

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (33.9% of portfolio)
BASIC INDUSTRIES - 7.8%
Atlantic Richfield Co.	8.50%		04/01/12	$160,000	$165,635
Atlantic Richfield Co.	8.60		05/15/12	1,200,000	1,240,526
Danaher Corp.	1.30		06/23/14	525,000	531,074
Dun & Bradstreet Corp.	6.00		04/01/13	175,000	186,541
Eaton Corp.	0.68	(a)	06/16/14	1,025,000	1,026,660
General Dynamics Corp.	1.38		01/15/15	775,000	775,663
Emerson Electric Co.	0.00	(a)	10/26/39	125,000	123,278
Emerson Electric Co.	0.00	(a)	03/27/40	1,100,000	1,072,763
General Electric Co.	5.00		02/01/13	1,625,000	1,701,911
Ingersoll-Rand Global Holding Co. Ltd.	9.50		04/15/14	350,000	413,262
PACCAR Inc.	6.38		02/15/12	1,300,000	1,325,134
PACCAR Inc.	1.52	(a)	09/14/12	1,100,000	1,111,971
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	418,335
PPG Industries Inc.	5.75		03/15/13	470,000	500,464
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	17,370,000	17,044,868
Whirlpool Corp.	8.00		05/01/12	125,000	129,806
Total Basic Industries					27,767,891

CONSUMER STAPLES - 1.5%
Food Products
Archer-Daniels Midland Co.	0.45	(a)	08/13/12	5,000,000	5,007,385
H.J. Heinz Co. (b)	15.59		12/01/20	150,000	161,373
Total Consumer Staples					5,168,758

CONSUMER DISCRETIONARY - 0.2%
Multimedia
Walt Disney Co.	6.38		03/01/12	475,000	485,847
Textiles, Apparel, & Luxury Goods
VF Corp.	1.06	(a)	08/23/13	250,000	250,255
Total Consumer Discretionary					736,102

FINANCE - 15.2%
Banks
Abbey National Treasury Services Stamford, CT	1.55	(a)	04/25/13	1,250,000	1,269,247
Allied Irish Banks NY	2.08	(a)	03/02/12	3,600,000	3,468,535
Allied Irish Banks NY	2.54	(a)	08/13/12	3,500,000	3,253,526
Allied Irish Banks NY	3.51	(a)	09/28/12	2,450,000	2,273,482
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	823,896
Bank of America Corp.	7.23		08/15/12	200,000	200,071
Bank of America NA	0.63	(a)	06/15/16	600,000	464,917
Bank of America NA	0.65	(a)	06/15/17	1,550,000	1,139,932
Citigroup Inc.	6.00		12/13/13	975,000	1,024,110
Comerica Bank	0.44	(a)	05/22/12	1,169,000	1,165,546
Intesa Sanpaolo NY	0.75	(a)	01/19/12	1,250,000	1,248,850
Intesa Sanpaolo NY	0.75	(a)	01/27/12	850,000	849,142
Intesa Sanpaolo NY	2.38		12/21/12	5,000,000	4,858,775
Key Bank NA	7.41		10/15/27	1,050,000	1,150,592
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	110,831
Societe Generale NY	1.30	(a)	02/22/13	1,250,000	1,248,189
Union Bank NA	5.95		05/11/16	525,000	578,068
US Bank NA	5.92		05/25/12	278,343	287,534
Consumer Loans
American Express Credit Corp.	7.30		08/20/13	525,000	574,673
American General Finance Corp.	4.88		07/15/12	375,000	350,625
Caterpillar Financial Services Corp.	6.00		12/15/12	250,000	262,574
Countrywide Financial Corp.	5.80		06/07/12	2,375,000	2,381,838
General Electric Capital Corp.	5.25		02/21/12	480,000	486,768

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
General Electric Capital Corp.	8.13%		05/15/12	$750,000	$773,219
General Electric Capital Corp.	0.65	(a)	03/20/13	1,650,000	1,639,188
General Electric Capital Corp.	0.42	(a)	12/20/13	700,000	689,578
General Electric Capital Corp.	0.50	(a)	09/15/14	2,350,000	2,241,947
HSBC Finance Corp.	5.00		12/15/11	250,000	250,566
Diversified Financial Services
CIT Group Inc.	7.00		05/01/14	22,347	22,794
CIT Group Inc.	7.00		05/01/15	126,977	126,025
CIT Group Inc.	7.00		05/01/16	211,629	205,280
CIT Group Inc.	7.00		05/01/17	296,280	287,392
Insurance
American International Group, Inc.	5.38		10/18/11	1,975,000	1,972,531
American International Group, Inc.	0.36		10/18/11	1,650,000	1,649,993
American International Group, Inc.	4.25		05/15/13	3,425,000	3,416,746
American International Group, Inc.	3.65		01/15/14	275,000	268,134
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	633,129
Berkshire Hathaway Inc.	1.40		02/10/12	2,350,000	2,358,286
Hartford Life Global Funding	0.35	(a)	01/17/12	1,150,000	1,148,381
Principal Life Income Funding	4.96	(a)	03/01/12	500,000	501,225
Protective Life Secured Trust	5.56	(a)	07/10/12	750,000	745,553
Travelers Insurance Co. Institutional Funding Ltd.	5.01		01/03/13	3,700,000	3,866,670
Investment Banker/Broker
Morgan Stanley	0.55	(a)	01/09/14	1,775,000	1,609,130
Total Finance					53,877,488

HEALTH CARE - 4.2%
Biotechnology
Amgen, Inc.	0.38		02/01/13	6,675,000	6,558,187
Health Care Equipment & Supplies
Johnson & Johnson	1.20		05/15/14	1,375,000	1,394,618
Medtronic Inc.	1.63		04/15/13	4,400,000	4,405,499
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	771,173
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	357,143
Elly Lilly & Co.	3.55		03/06/12	225,000	227,843
Novartis Capital Corp.	1.90		04/24/13	475,000	484,722
Pfizer Inc.	4.45		03/15/12	675,000	686,526
Total Health Care					14,885,711

INFORMATION TECHNOLOGY - 1.9%
Communication Equipment
Dell Inc.	3.38		06/15/12	225,000	228,912
Dell Inc.	1.40		09/10/13	650,000	653,663
Dell Inc.	2.10		04/01/14	1,250,000	1,275,400
Hewlett Packard Co.	4.25		02/24/12	975,000	988,049
Hewlett Packard Co.	1.90	(a)	09/19/14	3,700,000	3,713,645
Total Information Technology					6,859,669

TRANSPORTATION - 1.1%
Airlines
Southwest Airlines Inc.	7.22		07/01/13	459,580	462,453
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	243,391
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	978,741	1,062,187

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Burlington Northern & Santa Fe Railway Co.	4.83%		01/15/23	$150,957	$166,025
Consolidated Rail Corp.	6.76		05/25/15	73,492	81,034
CSX Transportation Inc.	8.38		10/15/14	220,101	254,800
GATX Corp.	9.00		11/15/13	213,269	244,193
GATX Corp.	8.75		05/15/14	125,000	144,561
Union Pacific Railroad Co.	6.73		12/01/11	1,000,000	1,008,811
Union Pacific Railroad Co.	6.85		01/02/19	72,982	84,320
Total Transportation					3,751,775

UTILITIES - 2.0%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	268,869
Energy East Corp.	6.75		06/15/12	100,000	103,572
FPL Group Capital Inc.	0.67	(a)	11/09/12	2,475,000	2,480,430
Georgia Power Co.	0.67	(a)	03/15/13	1,650,000	1,651,262
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	334,770
Southern California Gas Co.	4.80		10/01/12	165,000	170,732
Telephone
AT&T Corp.	7.30		11/15/11	250,000	251,784
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,279,125
Verizon Communications, Inc.	1.95		03/28/14	500,000	511,757
Total Utilities					7,052,301
Total Coroporate Bonds (Cost $119,706,490)					120,099,695

YANKEE BONDS (14.2% of portfolio)
Abbey National Treasury Services PLC	2.88		04/25/14	750,000	706,738
Bank of Ireland (b)	2.75		03/02/12	3,030,000	2,909,476
Bayerische Landesbank	5.05		12/20/12	5,000,000	5,177,495
BGB Finance Ireland PLC	7.13		02/27/12	1,250,000	1,263,650
BP Capital Markets PLC	2.38		12/14/11	1,450,000	1,455,182
BP Capital Markets PLC	3.13		03/10/12	3,550,000	3,582,845
Commonwealth Bank of Australia (b)	3.10	(a)	03/31/17	800,000	803,814
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	697,159
DEPFA ACS Bank	0.27	(a)	06/09/13	4,300,000	4,110,843
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	505,767
Eni Coordination Center SA	4.80		08/10/15	675,000	748,634
Hydro-Quebec	6.27		01/03/26	80,000	103,719
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	249,953
International Bank for Reconstruction and Development	0.00	(c)	08/15/13	210,000	206,859
International Bank for Reconstruction and Development	0.00	(c)	02/15/15	820,000	789,977
Irish Life & Permanent (b)	3.60		01/14/13	7,900,000	6,756,736
Korea Development Bank	1.21		11/19/11	775,000	774,806
Korea Development Bank	8.00		01/23/14	500,000	555,421
Norsk Hydro ASA	9.00		04/15/12	600,000	625,502
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,341,554
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,368,855
Royal Bank of Scotland PLC	3.40		08/23/13	1,225,000	1,219,353
Royal Bank of Scotland PLC	3.25		01/11/14	2,500,000	2,423,945
Royal Philips Electronics NV	4.63		03/11/13	475,000	497,672
Sanofi-Aventis	0.56	(a)	03/28/13	750,000	750,994
Sanofi-Aventis	1.63		03/28/14	500,000	508,349
Santander US Debt SA Unipersonal (b)	0.65		10/21/11	975,000	974,916
Santander US Debt SA Unipersonal (b)	1.17	(a)	03/30/12	1,000,000	992,659
Santander US Debt SA Unipersonal (b)	2.49		01/18/13	1,900,000	1,847,908
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,249,451
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	834,548
Shell International Finance BV	1.88		03/25/13	700,000	714,370
Total Capital Canada Ltd.	1.63		01/28/14	1,250,000	1,271,914

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS - continued
Trans-Canada Pipelines Ltd.	8.63%		05/15/12	$2,195,000	$2,300,516
Total Yankee Bonds (Cost $51,408,071)					50,321,580

ASSET BACKED SECURITIES (16.3% of portfolio)
Access Group Inc. 01	0.67	(a)	05/25/29	2,053,258	1,894,051
Access Group Inc. 04-A	0.51	(a)	04/25/29	1,478,229	1,399,722
Access Group Inc. 05	0.48	(a)	07/25/22	1,071,247	1,004,072
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	65,500	64,476
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	193,744	200,588
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	1,256,939	1,257,915
Americredit Automobile Receivables Trust 07-AX	0.26	(a)	10/06/13	536,867	535,098
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	83,170	84,694
Americredit Automobile Receivables Trust 07-CM	0.30	(a)	04/07/14	623,774	622,382
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	233,830	240,327
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	348,504	362,252
Americredit Automobile Receivables Trust 10-B	1.18		02/06/14	547,957	548,570
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	774,522	772,572
CIT Marine Trust 99-A	6.25		11/15/19	233,906	226,254
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	720,000	671,553
CPS Auto Trust 07-C (b)	5.92		05/15/14	935,459	956,861
CPS Auto Trust 08-A (b)	6.48		07/15/13	164,285	167,951
CPS Auto Trust 10-A (b)	2.89		03/15/16	171,368	171,620
CPS Auto Trust 11-A (b)	2.82		04/16/18	1,079,515	1,080,028
CPS Auto Trust 11-B (b)	3.68		09/17/18	550,000	549,830
Credit Acceptance Auto Loan Trust 09-1 (b)	3.96		11/15/16	450,338	450,991
First Financial Credit Card Master Note Trust II 10-B (b)	3.00		07/17/17	3,050,000	3,056,499
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	453,414
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,771,135
First National Master Note Trust 09-3	1.58	(a)	07/15/15	1,450,000	1,458,604
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	18,810	18,848
KeyCorp Student Loan Trust 99-B	0.74	(a)	08/25/27	84,903	83,598
KeyCorp Student Loan Trust 00-A	0.63	(a)	05/25/29	2,152,902	1,954,790
KeyCorp Student Loan Trust 00-B	0.56	(a)	07/25/29	1,859,046	1,477,074
KeyCorp Student Loan Trust 01-A	0.63	(a)	06/27/31	1,034,007	840,970
KeyCorp Student Loan Trust 04-A	0.55	(a)	10/28/41	685,736	640,012
KeyCorp Student Loan Trust 04-A	0.68	(a)	01/27/43	940,409	788,566
KeyCorp Student Loan Trust 05-A	0.49	(a)	03/27/24	98,619	97,376
KeyCorp Student Loan Trust 05-A	0.76	(a)	09/27/40	828,886	707,970
KeyCorp Student Loan Trust 06-A	0.44	(a)	06/27/25	356,098	351,198
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	1,016,644	1,015,097
LEAF II Receivables Funding LLC 10-3 (b)	5.00		02/20/22	2,375,000	2,276,200
Long Beach Auto Receivables Trust 07-A	5.03		01/15/14	81,682	81,798
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	108,996	112,975
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	315,560	341,884
Merrill Auto Trust Securitization 07-01	0.29	(a)	12/15/13	142,759	142,737
National Collegiate Student Loan Trust 04-1	0.62	(a)	06/25/27	4,709,385	4,382,232
National Collegiate Student Loan Trust 05-1	0.37	(a)	10/26/26	868,365	844,816
National Collegiate Student Loan Trust 05-3	0.47	(a)	07/25/28	700,000	617,541
National Collegiate Student Loan Trust 06-1	0.42	(a)	05/25/26	825,000	731,847
National Collegiate Student Loan Trust 07-1	0.27	(a)	06/25/25	1,026,619	1,019,853
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	253,733	256,103
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	2,000,000	2,005,611
SLC Student Loan Trust 06-A	0.55	(a)	07/15/36	1,450,000	1,203,160
SLC Student Loan Trust 06-A	0.70	(a)	07/15/36	2,375,000	1,700,584
SLM Student Loan Trust 03-B	0.75	(a)	03/15/22	3,972,115	3,818,382
SLM Student Loan Trust 04-A	0.55	(a)	03/16/20	1,563,509	1,515,525
SLM Student Loan Trust 05-A	0.49	(a)	12/15/20	221,946	215,950
SLM Student Loan Trust 06-C	0.48	(a)	06/15/21	1,300,000	1,261,076
SLM Student Loan Trust 07-A	0.47	(a)	09/15/25	3,250,000	3,037,164

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Small Business Administration 02-20K	5.08%		11/01/22	$135,670	$147,586
Small Business Administration 03-10B	3.39		03/01/13	25,914	26,246
Small Business Administration 03-P10B	5.14		08/10/13	31,717	33,356
Small Business Administration 05-10E	4.54		09/01/15	73,530	76,969
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	147,600	150,605
Triad Automobile Receivables Trust 07-A	0.29	(a)	02/12/14	992,755	987,857
World Financial Network Credit Card Master Trust 09-A	4.60		09/15/15	2,950,000	2,963,383
Total Asset Backed Securitues (Cost $55,435,722)					57,928,398

MORTGAGE BACKED SECURITIES (9.5% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52		08/25/18	497,582	466,361
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	205,893	165,356
ACE Securities Corp. 06-ASL1	0.37	(a)	02/25/36	639,903	121,395
ACE Securities Corp. 06-GP1	0.36	(a)	02/25/31	207,464	159,071
ACE Securities Corp. 06-SL1	0.55	(a)	09/25/35	208,733	38,189
Adjustable Rate Mortgage Trust 05-10	2.75	(a)	01/25/36	151,360	92,454
American Business Financial Services 02-1	7.01		12/15/32	84,170	48,316
American Home Mortgage Investment Trust 05-01	2.54	(a)	06/25/45	297,847	256,158
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	46,853	46,595
Amresco Residential Securities 98-1	7.57		10/25/27	87,587	90,570
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	229,207	165,992
Banc of America Funding Corp. 04-A	5.35	(a)	09/20/34	66,665	65,733
Banc of America Funding Corp. 05-G	5.20	(a)	10/20/35	1,039,073	935,980
Banc of America Funding Corp. 07-5	6.50		07/25/37	136,063	129,433
Banc of America Mortgage Securites Inc. 02-J	3.50	(a)	09/25/32	3,690	3,406
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	64,511	64,530
Banc of America Mortgage Securities Inc. 05-C	2.86	(a)	04/25/35	79,644	63,540
Bayview Financial Asset Trust 07-SR1A (b)	0.68	(a)	03/25/37	300,797	209,430
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.84	(a)	01/25/35	496,144	389,324
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.40	(a)	02/25/36	96,609	82,443
Bear Stearns ALT-A Trust 04-11	2.80	(a)	11/25/34	24,867	17,011
Bear Stearns ALT-A Trust 05-4	2.59	(a)	05/25/35	155,314	113,262
Bear Stearns ALT-A Trust 05-9	5.32	(a)	11/25/35	100,576	63,239
Bear Stearns ALT-A Trust 06-6	3.42	(a)	11/25/36	242,079	142,097
Bear Stearns Asset Backed Securities Trust 03-3	0.82	(a)	06/25/43	78,264	67,566
Bear Stearns Asset Backed Securities Trust 04-HE5	2.11	(a)	07/25/34	390,000	232,511
Bear Strearns Structured Products Inc., 00-1	5.80	(a)	08/28/33	11,299	10,043
CDC Mortgage Capital Trust 02-HE1	0.85	(a)	01/25/33	503,759	371,693
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	24,770	25,046
Chase Mortgage Finance Corp. 05-A1	5.48	(a)	12/25/35	43,140	39,407
Chaseflex Trust 05-2	6.00		06/25/35	165,493	136,476
CITICORP Mortgage Securities, Inc. 88-11	1.99	(a)	08/25/18	22,260	21,259
CITICORP Mortgage Securities, Inc. 88-17	1.95	(a)	11/25/18	37,471	35,683
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	181,305	177,354
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	350,000	318,128
Citigroup Mortgage Loan Trust, Inc. 05-7	2.32	(a)	09/25/35	390,575	198,032
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	122,441	123,577
CMO Trust 17	7.25		04/20/18	718	763
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	231,007	236,243
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	39,125	38,848
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	95,505	92,981
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	204,475	177,821
Countrywide Alternative Loan Trust 05-43	5.31	(a)	10/25/35	61,996	45,489
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	274,552	256,424
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	424,376	401,379
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	110,291	103,823
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	174,215	119,635
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	213,490	168,266
Countrywide Asset Backed Certificate 07-S3	0.37	(a)	05/25/37	76,805	74,629

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Countrywide Home Loans 03-49	4.58	%(a)	12/19/33	$98,617	$90,748
Countrywide Home Loans 03-J13	5.25		01/25/24	240,369	235,904
Countrywide Home Loans 05-HYB8	5.05	(a)	12/20/35	220,199	168,736
Countrywide Home Loans 06-HYB5	2.78	(a)	09/20/36	111,412	60,028
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	130,890	134,313
Credit Suisse First Boston Mortgage 03-AR24	2.56	(a)	10/25/33	388,304	328,102
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	235,970	215,283
Credit Suisse First Boston Mortgage 04-AR3	2.67	(a)	04/25/34	109,186	96,150
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	269,655	261,006
Credit Suisse First Boston Mortgage 06-1	0.36	(a)	05/25/36	282,771	263,035
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	155,907
DLJ Mortgage Acceptance Corp. 91-3	2.01	(a)	01/25/21	27,564	25,145
Encore Credit Receivables Trust 05-3	0.72	(a)	10/25/35	675,000	423,981
FHLMC 2419	5.50		03/15/17	5,092	5,630
FHLMC 2586	3.50		12/15/32	67,527	68,048
FHLMC 2649	4.50		07/15/18	396,527	423,657
FHLMC 3061	5.50		07/15/16	341,726	362,183
FHLMC 780754	4.67	(a)	08/01/33	17,483	18,505
FHLMC R009	5.75		12/15/18	98,808	101,694
FHLMC R010	5.50		12/15/19	330,412	342,508
FHLMC R013	6.00		12/15/21	64,811	66,375
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	21,269	17,126
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	18,640	16,609
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	499	470
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.20	(a)	09/25/34	43,535	36,666
First Horizon Mortgage Pass-Through Trust 05-AR2	2.66	(a)	05/25/35	218,640	184,226
FNMA 03-05	4.25		08/25/22	49,377	50,777
FNMA 03-38	5.00		03/25/23	76,175	81,035
FNMA 03-81	4.75		09/25/18	72,258	74,166
FNMA 03-86	4.50		09/25/18	292,310	306,669
FNMA 04-34	5.50		05/25/19	279,929	286,652
FNMA 813842	1.86	(a)	01/01/35	30,491	31,456
GMAC Mortgage Corp. Loan Trust 05-AR3	3.07	(a)	06/19/35	87,871	81,890
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	93,249	59,949
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	710,183
GNMA 02-15	5.50		11/20/31	38,759	40,088
GNMA 02-88	5.00		05/16/31	14,656	14,933
GNMA 03-11	4.00		10/17/29	220,535	235,084
GNMA 03-12	4.50		02/20/32	47,606	50,282
GNMA 03-26	0.68	(a)	04/16/33	30,738	30,804
GNMA 04-17	4.50		12/20/33	56,494	62,099
GNMA 583189	4.50		02/20/17	26,853	28,912
Green Tree Financial Corp. 98-5	6.22		03/01/30	187,188	203,075
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	17,646	18,002
GS Mortgage Loan Trust 03-10	4.68	(a)	10/25/33	243,282	220,647
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	116,415	111,609
GS Mortgage Loan Trust 05-AR3	2.76	(a)	05/25/35	136,310	104,767
GS Mortgage Loan Trust 05-AR6	2.72	(a)	09/25/35	96,641	81,916
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	492,915
Home Savings of America 9	3.89	(a)	11/25/17	136,585	133,684
Home Savings of America 11	4.85	(a)	01/25/18	190,047	185,895
Household Home Equity Loan Trust 06-2	0.38	(a)	03/20/36	1,303,346	1,196,757
Household Home Equity Loan Trust 07-3	1.03	(a)	11/20/36	23,306	23,285
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	300,792	304,923
Indymac Indx Mortgage Loan Trust 04-AR6	2.74	(a)	10/25/34	13,522	10,370
Indymac Indx Mortgage Loan Trust 05-AR15	4.93	(a)	09/25/35	61,317	46,885
Indymac Indx Mortgage Loan Trust 05-L1	0.63	(a)	07/25/13	302,528	86,402
JP Morgan Mortgage Trust 04-A3	4.89	(a)	07/25/34	127,885	125,233

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
JP Morgan Mortgage Trust 05-A2	5.11	%(a)	04/25/35	$583,675	$543,440
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	2.73	(a)	09/28/44	316,600	297,533
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	134,538	137,367
Long Beach Mortgage Loan Trust 05-3	0.51	(a)	08/25/45	116,220	111,815
Master Adjustable Rate Mortgages Trust 04-13	2.68	(a)	04/21/34	59,562	55,903
Master Adjustable Rate Mortgages Trust 05-1	5.24	(a)	01/25/35	47,305	40,739
Master Alternative Loans Trust 03-5	6.00		08/25/33	91,841	97,862
Master Asset Backed Securities Trust 07-NCW (b)	0.53	(a)	05/25/37	781,415	665,222
Master Asset Securitization Trust 03-6	5.00		07/25/18	34,040	34,805
Master Asset Securitization Trust 07-1	6.00		10/25/22	93,684	89,773
Merrill Lynch Mortgage Investors Trust 03-A2	1.99	(a)	02/25/33	53,203	48,542
Merrill Lynch Mortgage Investors Trust 06-SL1	0.42	(a)	09/25/36	565,499	337,913
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	278,934	284,919
Morgan Stanley Mortgage Loan Trust 05-5AR	5.29	(a)	09/25/35	62,267	42,170
Morgan Stanley Mortgage Loan Trust 06-1AR	2.92	(a)	02/25/36	165,401	87,351
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	143,566
MSDWCC HELOC Trust 03-2A	0.75	(a)	04/25/16	388,509	354,898
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	200	200
Nomura Asset Acceptance Corporation 06-AF2	0.33	(a)	08/25/36	201,610	47,411
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	321,353	256,744
Novastar Home Equity Loan 06-3	0.34	(a)	10/25/36	9,668	9,597
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	375,088	381,201
Oakwood Mortgage Investors, Inc. 02-A	0.48	(a)	09/15/14	215,524	173,271
Option One Mortgage Loan Trust 07-6	0.29	(a)	07/25/37	1,442,539	1,378,818
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,335,000	1,092,557
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	66,593	63,294
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.52	(a)	10/25/36	443,946	370,256
Prime Mortgage Trust 05-2	5.00		07/25/20	129,341	131,482
Residential Accredit Loans, Inc. 02-QS9	0.83	(a)	07/25/32	6,688	5,630
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	68,512	60,047
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	498,663	337,266
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	281,137	230,282
Residential Asset Mortgage Products Inc. 03-RZ3	4.12		06/25/33	158,067	90,591
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	114,026	110,466
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	280,083	227,999
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	699,002	638,170
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	88,235	83,278
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	91,473	93,469
Residential Funding Mortgage Securities I 05-SA2	2.88	(a)	06/25/35	47,873	29,701
Residential Funding Mortgage Securities I 06-SA1	5.66	(a)	02/25/36	51,012	34,526
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	42,464	42,736
SACO I Trust 05-6	0.81	(a)	09/25/35	567,008	241,199
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	26	26
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.36	(a)	03/25/34	28,639	25,771
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.48	(a)	04/25/34	2,136,061	1,982,944
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.61	(a)	08/25/34	53,233	45,683
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.67	(a)	12/25/34	107,491	28,198
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.56	(a)	05/25/35	478,878	364,395
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.42	(a)	02/25/36	50,155	33,041
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.52	(a)	02/25/36	152,335	136,007
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.43	(a)	05/25/36	145,633	108,566
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.51	(a)	05/25/36	148,577	111,236
Structured Asset Mortgage Investments 04-AR5	2.18	(a)	10/19/34	37,071	28,203
Structured Asset Securities Corp. 98-RF1 (b)	8.02	(a)	04/15/27	50,076	50,139
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,194	94,047
Structured Asset Securities Corp. 03-21	5.50		07/25/33	26,253	26,419
Structured Asset Securities Corp. 03-37A	2.50	(a)	12/25/33	290,822	257,371
Structured Asset Securities Corp. 04-3	5.44	(a)	03/25/24	292,526	300,716

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Terwin Mortgage Trust 04-5HE	0.82	%(a)	06/25/35	$807,351	$676,459
Vanderbilt Mortgage & Finance 03-A	0.87	(a)	05/07/26	389,316	363,312
Wachovia Mortgage Loan Trust 06-A	4.86	(a)	05/20/36	233,941	210,112
Washington Mutual Mortgage Securities Corp. 04-AR3	2.57	(a)	06/25/34	97,265	94,130
Washington Mutual Mortgage Securities Corp. 04-AR14	2.57	(a)	01/25/35	158,395	145,674
Washington Mutual Mortgage Securities Corp. 05-AR7	2.57	(a)	08/25/35	13,535	13,452
Washington Mutual Mortgage Securities Corp. 05-AR12	2.49	(a)	10/25/35	17,506	15,959
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	106,734	108,956
Wells Fargo Mortgage Backed Securities Trust 04-B	4.92	(a)	02/25/34	49,036	47,784
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.73	(a)	01/25/35	27,289	25,926
Wells Fargo Mortgage Backed Securities Trust 04-E	4.90	(a)	05/25/34	65,828	64,954
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.75	(a)	12/25/34	37,436	35,954
Wells Fargo Mortgage Backed Securities Trust 04-F	4.74	(a)	06/25/34	416,220	397,791
Wells Fargo Mortgage Backed Securities Trust 04-I	2.74	(a)	07/25/34	7,376	6,874
Wells Fargo Mortgage Backed Securities Trust 04-K	2.75	(a)	07/25/34	170,779	170,326
Wells Fargo Mortgage Backed Securities Trust 04-K	4.72	(a)	07/25/34	93,064	95,165
Wells Fargo Mortgage Backed Securities Trust 04-K	4.72	(a)	07/25/34	289,899	296,004
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	93,848	88,213
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.25	(a)	05/25/35	139,692	132,756
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.35	(a)	08/25/35	56,595	54,270
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.03	(a)	09/25/35	391,325	349,815
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.20	(a)	10/25/35	93,281	85,368
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.62	(a)	04/25/36	77,328	69,411
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.44	(a)	12/25/36	47,647	42,024
Total Mortgage Backed Securitues (Cost $39,685,609)					33,683,800

MUNICIPAL BONDS (15.2% of portfolio)
Carteret NJ Redevelopment Agency	2.00		11/21/12	550,000	551,771
Casino Reinvestment Development Authority NJ	5.14		06/01/15	1,475,000	1,491,313
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,775,663
Detroit Michigan	4.97		05/01/13	300,000	303,333
Detroit Michigan City School District	5.00		05/01/13	135,000	141,257
Downtown Smyrna Development Authoriy GA	3.21		02/01/15	100,000	103,640
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	125,000	126,644
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	1,975,000
Genesee County Michigan	1.74	(a)	09/01/12	795,000	795,000
Greater Orlando Florida Aviation Authority	5.00		10/01/12	275,000	285,687
Illinois Municipal Electric Agency	2.47		02/01/13	585,000	589,347
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	903,608
Illinois, State of	2.77		01/01/12	3,100,000	3,113,671
Illinois, State of	3.32		01/01/13	550,000	559,515
Illinois, State of	4.01		07/01/13	975,000	1,002,563
Illinois, State of	4.03		03/01/14	825,000	848,356
Illinois, State of	4.51		03/01/15	1,645,000	1,713,481
Indiana Bond Bank, Indiana	1.52		02/01/12	355,000	355,944
Industry California Sales Tax Revenue	3.00		01/01/12	500,000	500,560
Industry California Sales Tax Revenue	3.75		01/01/13	675,000	682,898
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	520,690
Irvine Ranch Water District California Joint Powers Agency	7.71		03/15/14	1,000,000	1,034,530
Kentucky Asset/Liability Commission	1.50		04/01/12	375,000	376,841
Kentucky Asset/Liability Commission	1.69		04/01/12	250,000	250,568
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	978,073
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,656,581
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	459,041
Luzerne County Pensylvania	5.20		11/15/13	455,000	460,041

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Maryland State Transportation Authority	5.89%		07/01/12	$325,000	$335,462
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	385,000	383,764
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	127,895
Michigan Finance Authority	6.45		02/20/12	300,000	304,815
Michigan Strategic Fund	3.05	(a)	08/01/24	250,000	252,965
Mississippi Business Finance Corp.	2.25	(a)	12/01/40	125,000	125,595
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,012,350
New Jersey Economic Development Authority	3.61		09/01/14	650,000	669,201
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	940,638
New York State Energy Research & Development Authority	1.45	(a)	06/01/36	3,750,000	3,761,550
New York State Housing Finance Agency	2.58		03/15/12	225,000	227,086
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	234,329
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,123,128
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	431,548
Orange County California Pension Obligation	0.01	(c)	09/01/12	1,650,000	1,599,824
Pacifica California Pension Obligation	2.12		06/01/12	260,000	261,180
Philadelphia Pennsylvania Authority for Industrial Development	0.01	(c)	04/15/14	785,000	714,986
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	3,558,372
Regional Transportation Authority, Illinois	2.84		07/01/12	975,000	990,659
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	821,600
San Antonio Texas Airport System	3.20		07/01/14	550,000	561,979
Township of Lyndhurst, New Jersey	2.75		02/17/12	1,250,000	1,255,663
Township of Mount Holly, New Jersey	1.75		03/23/12	1,575,000	1,574,732
Utah Infrastructure Agency	3.20		10/15/16	820,000	851,652
Vermont Housing Finance Agency	1.75	(a)	05/01/37	2,775,000	2,775,000
Virginia Housing Development Authority, Virginia	6.73		07/01/16	100,000	100,000
Wayne County Michigan	4.23	(a)	09/15/12	1,150,000	1,150,080
Wayne County Michigan	4.73	(a)	09/15/12	1,150,000	1,149,356
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	679,603
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	756,616
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	775,468
Total Municipal Bonds (Cost $53,009,371)					54,062,712

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.2% of portfolio)
Fannie Mae	1.13		07/25/14	1,225,000	1,226,713
Fannie Mae	1.15		08/08/14	1,300,000	1,302,165
Fannie Mae	0.90	(a)	04/30/15	1,200,000	1,205,045
Farmer Mac	1.00		11/01/13	1,950,000	1,950,595
Farmer Mac	1.25		12/06/13	1,250,000	1,268,226
Federal Farm Credit Bank	1.70		02/24/14	2,500,000	2,512,340
Federal Farm Credit Bank	1.93		05/13/15	1,250,000	1,268,540
Federal Home Loan Bank	1.00	(d)	08/17/17	1,225,000	1,224,515
Federal Home Loan Bank	1.50	(d)	11/10/20	2,475,000	2,485,724
Freddie Mac	1.00		08/28/14	1,900,000	1,901,541
Government Trust Certificate (Sri Lanka Trust)	0.76	(a)	06/15/12	50,000	49,968
Overseas Private Investment Corp.	2.00	(f)	06/10/18	1,200,000	1,257,060
Overseas Private Investment Corp.	1.45	(e)	09/20/13	1,275,000	1,579,700
Overseas Private Investment Corp.	4.10		11/15/14	322,080	336,464
Overseas Private Investment Corp.	3.56	(e)	12/14/14	200,000	231,122
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,132,550
Overseas Private Investment Corp.	4.81	(f)	07/12/16	5,000,000	6,067,300
Overseas Private Investment Corp.	4.87	(f)	09/07/16	1,100,000	1,436,996
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,133,710
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,127,594
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	815,047
The Financing Corp.	0.01	(c)	05/11/13	210,000	208,001

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
U.S. Department of Housing & Urban Development	6.07%		08/01/21	$115,000	$119,729
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	702,174
Total U.S. Government and Agency Obligations (Cost $32,172,207)					32,542,819

				Shares
MONEY MARKET ACCOUNT (1.7% of portfolio)
State Street Institutional Liquid Reserves Fund	0.09	(g)		6,053,483	6,053,483
Total Money Market Account (Cost $6,053,483)					6,053,483
TOTAL INVESTMENTS IN SECURITIES (Cost $357,470,953) - 100%					$354,692,487

_________________________________

(a)	Variable coupon rate as of September 30, 2011.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $34,483,585 and represents 9.7% total investments.

(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	7-day yield at September 30, 2011.

At September 30, 2011, the cost of investment securities for tax purposes was $357,470,953.  Net unrealized depreciation of investment securities was $2,778,466 consisting of unrealized gains of $6,877,960 and unrealized losses of $9,656,426.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$120,099,695	$-	$120,099,695
Asset Backed Securities	$-	$57,928,398	$-	$57,928,398
Municipal Bonds	$-	$54,062,712	$-	$54,062,712
Yankee Bonds	$-	$50,321,580	$-	$50,321,580
Mortgage Backed Securities	$-	$33,683,800	$-	$33,683,800
U.S. Government Agency Obligations	$-	$32,542,819	$-	$32,542,819
Cash Equivalents	$6,053,483	$-	$-	$6,053,483
	$6,053,483	$348,639,004	$-	$354,692,487

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$37,686,298	$55,251,743

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2011, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 2.89%. See the Appendix portfolio of investments for the S&P 500 Stock Master Portfolio further in this document.

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (97.7% of portfolio)
CONSUMER DISCRETIONARY - 6.2%
Auto Components
Cooper Tire & Rubber Co.	440,000	$4,791,600
Distributers
Genuine Parts Co.	315,400	16,022,320
Multiline Retail
Dillard's, Inc. (Class A)	207,700	9,030,796
Total Consumer Discretionary		29,844,716

CONSUMER STAPLES - 3.9%
Food Products
Dean Foods Co. (a)	859,800	7,626,426
J.M. Smucker Co. (The)	148,853	10,849,895
Total Consumer Staples		18,476,321

ENERGY - 17.4%
Energy Equipment & Services
Baker Hughes Inc.	187,000	8,631,920
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	18,504,000
ConocoPhillips	259,000	16,399,880
El Paso Corp.	701,664	12,265,087
Marathon Oil Corp.	461,000	9,948,380
Marathon Petroleum Corp.	189,000	5,114,340
QEP Resources, Inc.	271,000	7,335,970
Questar Corp.	271,000	4,799,410
Total Energy		82,998,987

FINANCIALS - 7.7%
Commercial Banks
Commerce Bancshares, Inc.	28,548	992,043
Wells Fargo & Co.	158,000	3,810,960
Diversified Financial Services
Bank of America Corp.	290,200	1,776,024
JPMorgan Chase & Co.	442,600	13,331,112
Insurance
Allstate Corp. (The)	354,000	8,386,260
Chubb Corp. (The)	122,000	7,318,780
Principal Financial Group, Inc.	55,600	1,260,452
Total Financials		36,875,631

HEALTH CARE - 22.9%
Health Care Equipment & Supplies
Covidien PLC	207,600	9,155,160
Pharmaceuticals
Abbott Laboratories	399,000	20,404,860
Bristol-Myers Squibb Co.	829,700	26,035,986
GlaxoSmithKline plc ADR	354,000	14,616,660
Hospira, Inc. (a)	362,400	13,408,800
Merck & Co., Inc.	193,194	6,319,376
Pfizer Inc.	1,107,000	19,571,760
Total Health Care		109,512,602

INDUSTRIALS - 15.8%
Airlines
Southwest Airlines Co.	844,100	6,786,564

VALUE FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	463,000	$11,612,040
Industrial Conglomerates
General Electric Co.	801,000	12,207,240
Honeywell International Inc.	281,100	12,343,101
Tyco International Ltd.	164,850	6,717,637
Machinery
Flowserve Corp.	95,300	7,052,200
Parker-Hannifin Corp.	246,400	15,555,232
Distributors
Applied Industrial Technologies, Inc.	130,500	3,544,380
Total Industrials		75,818,394

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment
Cisco Systems, Inc.	1,018,500	15,776,565
Motorola Solutions, Inc. (a)	85,571	3,585,425
Computers & Peripherals
Dell Inc. (a)	1,282,000	18,140,300
Hewlett-Packard Co.	431,491	9,686,973
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	7,396,599
IT Services
SAIC, Inc. (a)	603,000	7,121,430
Semiconductors & Semiconductor Equipment
Intel Corp.	1,113,000	23,740,290
Total Information Technology		85,447,582

MATERIALS - 5.9%
Chemicals
Dow Chemical Co. (The)	686,900	15,427,774
Containers & Packaging
Bemis Co., Inc.	433,600	12,708,816
Total Materials		28,136,590
Total Common Stocks (Cost $408,147,487)		467,110,823

MONEY MARKET ACCOUNT (2.3% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.09% (b)	10,824,614	10,824,614
Total Money Market Account (Cost $10,824,614)		10,824,614

TOTAL INVESTMENTS IN SECURITIES (Cost $418,972,101) - 100%		$477,935,437

____________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2011.

ADR - American Depositary Receipt

At September 30, 2011, the cost of investment securities for tax purposes was $418,972,101.  Net unrealized appreciation of investment securities was $58,963,336 consisting of unrealized gains of $129,576,255 and unrealized losses of $70,612,919.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:
Category	Level 1	Level 2	Level 3	Total
Common Stocks	$467,110,823	$-	$-	$467,110,823
Cash Equivalents	$10,824,614	$-	$-	$10,824,614
	$477,935,437	$-	$-	$477,935,437

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (99.3% of portfolio)
CONSUMER DISCRETIONARY - 16.9%
Hotels, Restaurants & Leisure
Carnival Corp.	13,100	$396,930
Chipotle Mexican Grill Inc. (a)	1,050	318,098
Las Vegas Sands Corp. (a)	9,900	379,566
Marriott International Inc. (Class A)	14,613	398,058
Starbucks Corp.	10,700	399,003
Starwood Hotels & Resorts Worldwide, Inc.	4,700	182,454
Internet & Catalog Retail
Amazon.com, Inc. (a)	5,900	1,275,757
Liberty Media Corp. (a)	21,700	320,509
priceline.com, Inc. (a)	1,600	719,136
Specialty Retail
Fossil, Inc. (a)	2,300	186,438
Polo Ralph Lauren Corp.	1,600	207,520
Total Consumer Discretionary		4,783,469

CONSUMER STAPLES - 0.8%
Food & Staples Retailing
Whole Foods Market, Inc.	3,400	222,054
Total Consumer Staples		222,054

ENERGY - 8.4%
Energy Equipment & Services
FMC Technologies, Inc. (a)	5,800	218,080
Schlumberger Ltd.	9,600	573,408
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	5,300	295,210
EOG Resources Inc.	7,100	504,171
Peabody Energy Corp.	11,200	379,456
Range Resources Corp.	6,800	397,528
Total Energy		2,367,853

FINANCIALS - 3.4%
Capital Markets
Franklin Resources Inc.	6,050	578,622
Diversified Financial Services
IntercontinentalExchange, Inc. (a)	2,000	236,520
Real Estate Management & Development
CB Richard Ellis Group, Inc. (a)	11,400	153,444
Total Financials		968,586

HEALTH CARE - 13.0%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	2,000	128,120
Biogen Idec Inc. (a)	2,400	223,560
Celgene Corp. (a)	8,550	529,416
Human Genome Sciences, Inc. (a)	11,000	139,590
Health Care Equipment & Supplies
Baxter International Inc.	5,700	319,998
DENTSPLY International Inc.	5,700	174,933
Edwards Lifesciences Corp. (a)	3,300	235,224
Stryker Corp.	6,900	325,197

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Health Care Providers & Services
Express Scripts Inc. (a)	7,600	$281,732
McKesson Corp.	9,400	683,380
Unitedhealth Group Inc.	9,400	433,528
Pharmaceuticals
Valeant Pharmaceuticals International, Inc.	5,600	207,872
Total Health Care		3,682,550

INDUSTRIALS - 13.9%
Aerospace & Defense
Boeing Co. (The)	9,300	562,743
Precision Castparts Corp.	3,200	497,472
United Technologies Corp.	4,900	344,764
Air Freight & Logistics
Expeditors International of Washington Inc.	4,100	166,255
United Parcel Service, Inc. (Class B)	9,000	568,350
Industrial Conglomerates
3M Co.	1,800	129,222
Machinery
Danaher Corp.	21,400	897,516
Road & Rail
Union Pacific Corp.	5,300	432,851
Trading Companies & Distributors
Fastenal Co.	10,000	332,800
Total Industrials & Business Services		3,931,973

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment
Juniper Networks, Inc. (a)	37,800	652,428
QUALCOMM, Inc.	19,600	953,148
Computers & Peripherals
Apple Inc. (a)	6,385	2,433,834
EMC Corp. (a)	20,500	430,295
NetApp, Inc. (a)	9,000	305,460
SanDisk Corp. (a)	12,000	484,200
Electronic Equipment & Instruments
Corning Inc.	16,300	201,468
Internet Software & Services
Baidu, Inc. ADR (a)	5,000	534,550
eBay Inc. (a)	9,200	271,308
Google Inc. (Class A) (a)	2,625	1,350,248
IT Services
MasterCard Inc.	2,445	775,456
Semiconductors & Semiconductor Equipment
ASML Holding N.V.	5,300	183,062
Broadcom Corp. (Class A)	16,100	535,969
Software
Autodesk, Inc. (a)	6,400	177,792
Informatica Corp. (a)	3,500	143,325
Nuance Communications, Inc. (a)	18,600	378,696
Red Hat, Inc. (a)	7,500	316,950
Rovi Corp. (a)	2,800	120,344
salesforce.com, Inc. (a)	1,200	137,136
Total Information Technology		10,385,669

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 3.6%
Chemicals
Monsanto Co.	3,700	$222,148
Praxair Inc.	8,380	783,362
Total Materials		1,005,510

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	18,200	740,194
Total Telecommunication Services		740,194
Total Common Stocks (Cost $28,711,605)		28,087,858

MONEY MARKET ACCOUNT (0.7% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.09% (b)	211,197	211,197
Total Money Market Account (Cost $211,197)		211,197

TOTAL INVESTMENTS IN SECURITIES (Cost $28,922,802) - 100%		$28,299,055

_____________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2011.

ADR - American Depositary Receipt

At September 30, 2011, the cost of investment securities for tax purposes was $28,942,128.  Net unrealized depreciation of investment securities was $643,073 consisting of unrealized gains of $2,389,775 and unrealized losses of $3,032,848.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$28,087,858	$-	$-	$28,087,858
Cash Equivalents	$211,197	$-	$-	$211,197
	$28,299,055	$-	$-	$28,299,055

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (79.3% of portfolio)
CONSUMER DISCRETIONARY - 11.7%
Auto Components
Cooper Tire & Rubber Co.	284,000	$3,092,760
Multiline Retail
Nordstrom, Inc.	90,000	4,111,200
Restaurants
Brinker International, Inc.	200,000	4,184,000
Cracker Barrel Old Country Store, Inc.	131,600	5,274,528
O'Charley's Inc. (a)	20,660	122,720
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	1,892,400
Total Consumer Discretionary		18,677,608

CONSUMER STAPLES - 13.1%
Food Distribution
Core-Mark Holding Company, Inc. (a)	57,500	1,761,225
United Natural Foods, Inc. (a)	124,600	4,615,184
Food Products
Dean Foods Co. (a)	575,000	5,100,250
J.M. Smucker Co. (The)	40,868	2,978,869
Food & Staples Retailing
Fred's, Inc.	301,276	3,211,602
Ruddick Corp.	85,300	3,325,847
Total Consumer Staples		20,992,977

ENERGY - 5.6%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,421,000
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	3,308,580
QEP Resources, Inc.	26,600	720,062
Questar Corp.	26,600	471,086
SM Energy Co.	49,000	2,971,850
Total Energy		8,892,578

FINANCIALS - 6.0%
Commercial Banks
Cardinal Financial Corp.	265,400	2,287,748
Middleburg Financial Corp.	91,700	1,392,923
National Bankshares, Inc. (Virginia)	86,000	2,075,180
Southcoast Financial Corp. (a)	56,507	98,887
Valley National Bancorp	186,800	1,978,212
Consumer Finance
Encore Capital Group, Inc. (a)	32,800	716,680
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	299,815	1,010,377
Total Financials		9,560,007

HEALTH CARE - 3.0%
Health Care Equipment & Supplies
STERIS Corp.	166,100	4,861,747
Total Health Care		4,861,747

INDUSTRIALS - 25.3%
Aerospace & Defense
Huntington Ingalls Industries, Inc. (a)	106,105	2,581,535
Triumph Group, Inc.	136,800	6,667,632

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Distributors
Applied Industrial Technologies, Inc.	191,400	$5,198,424
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	176,200	3,383,040
Industrial Conglomerates
Carlisle Companies Inc.	125,600	4,004,128
CLARCOR Inc.	87,100	3,604,198
Standex International Corp.	19,500	607,035
Thomas & Betts Corp. (a)	25,000	997,750
Machinery
Flowserve Corp.	14,500	1,073,000
Gorman-Rupp Co. (The)	111,725	2,758,490
Manitowoc Co., Inc. (The)	551,900	3,703,249
Regal Beloit Corp.	48,500	2,200,930
Road & Rail
Knight Transportation, Inc.	164,600	2,190,826
Werner Enterprises, Inc.	71,200	1,483,096
Total Industrials		40,453,333

INFORMATION TECHNOLOGY - 7.1%
Communications Equipment
Belden Inc.	156,500	4,036,135
Computers & Peripherals
Western Digital Corp. (a)	70,000	1,800,400
IT Services
Computer Services, Inc.	70,146	1,929,015
Software
ManTech International Corp.	114,400	3,589,872
Total Information Technology		11,355,422

MATERIALS - 7.5%
Chemicals
Olin Corp.	255,100	4,594,351
PolyOne Corp.	205,400	2,199,834
Polypore International, Inc. (a)	19,800	1,119,096
Westlake Chemical Corp.	115,700	3,966,196
Total Materials		11,879,477
Total Common Stocks (Cost $114,296,213)		126,673,149

EXCHANGE TRADED FUND (5.6% of portfolio)
iShares Russell 2000 Value Index	105,000	5,988,150
iShares S&P SmallCap 600 Value Index	50,500	2,954,250
Total Exchange Traded Fund (Cost $10,477,721)		8,942,400

COMMERCIAL PAPER (6.3% of portfolio)
John Deere Credit Inc., 0.08%, due 10/05/11 (b)	3,000,000	2,999,973
John Deere Credit Inc., 0.06%, due 10/07/11 (b)	2,000,000	1,999,980
UBS Finance (Delaware), 0.11%, due 10/11/11	5,000,000	4,999,847
Total Commercial Paper (Cost $9,999,800)		9,999,800

MONEY MARKET ACCOUNT (8.8% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.09% (c)	14,099,570	14,099,570
Total Money Market Account (Cost $14,099,570)		14,099,570

TOTAL INVESTMENTS IN SECURITIES (Cost $148,873,304) - 100%		$159,714,919
_____________________________________

(a)	Non-income producing.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $4,999,953 and represents 3.1% of total investment.

(c)	7-day yield at September 30, 2011.

At September 30, 2011, the cost of investment securities for tax purposes was $148,873,304.  Net unrealized appreciation of investment securities was $10,841,615 consisting of unrealized gains of $25,192,902 and unrealized losses of $14,351,287.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$126,673,149	$-	$-	$126,673,149
Commercial Paper	$-	$9,999,800	$-	$9,999,800
Exchange Traded Fund	$8,942,400	$-	$-	$8,942,400
Cash Equivalents	$14,099,570	$-	$-	$14,099,570
	$149,715,119	$9,999,800	$-	$159,714,919

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (94.2% of portfolio)
AUSTRALIA - 1.5%
BHP Billiton Ltd.	62,100	$2,063,273
Total Australia		2,063,273

BRAZIL - 0.9%
Petroleo Brasileiro SA - ADR	50,150	1,125,867
Total Brazil		1,125,867

BRITAIN - 12.2%
BAE Systems PLC	687,850	2,835,803
HSBC Holdings PLC - ADR	62,350	2,371,794
Pearson PLC	81,500	1,434,515
Tesco PLC	533,750	3,122,145
Vodafone Group PLC	1,329,874	3,434,194
WPP Group PLC	319,400	2,945,554
Total Britain		16,144,005

CHINA - 1.0%
Guangzhou Automobile Group Co., Ltd.	1,339,250	1,288,910
Total China		1,288,910

FINLAND - 0.7%
Neste Oil Corp.	103,750	897,693
Total Finland		897,693

FRANCE - 8.7%
AXA SA	184,100	2,390,375
Cap Gemini SA	60,750	2,024,497
Compagnie de Saint-Gobain SA	38,078	1,454,375
Total SA	67,750	2,987,143
Vivendi SA	126,800	2,588,952
Total France		11,445,342

GERMANY - 5.1%
Commerzbank AG	938,400	2,362,294
Daimler AG REG	49,550	2,194,783
Deutsche Böerse AG	42,750	2,146,726
Total Germany		6,703,803

HONG KONG - 2.7%
Hutchison Whampoa Ltd.	258,000	1,909,889
New World Development Co. Ltd.	1,767,800	1,662,793
Total Hong Kong		3,572,682

ITALY - 3.5%
Eni SpA	143,450	2,520,479
Telecom Italia SpA	2,124,900	2,064,408
Total Italy		4,584,887

INDONESIA - 0.5%
Telekomunik Indonesia - SP - ADR	725,681	622,582
Total Indonesia		622,582

ISRAEL - 1.8%
Teva Pharmaceutical Industries Ltd. - ADR	65,400	2,434,188
Total Israel		2,434,188

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JAPAN - 24.2%
Bridgestone Corp.	160,450	$3,638,109
Daiichi Sankyo Co., Ltd.	152,000	3,164,945
Daito Trust Construction Co., Ltd.	27,300	2,503,268
Daiwa Securities Co., Ltd.	733,150	2,735,642
East Japan Railway Co.	55,900	3,394,223
Mori Seiki Co., Ltd.	139,300	1,248,765
MS & AD Insurance Group Holdings, Inc.	124,055	2,688,737
Nikon Corp.	139,150	3,269,707
Nissan Motor Co., Ltd.	325,400	2,875,643
Sumitomo Corp.	248,150	3,068,225
Sumitomo Trust & Banking Co.	1,018,050	3,365,478
Total Japan		31,952,742

NETHERLANDS - 3.8%
AEGON NV	642,600	2,590,643
Koninklijke DSM NV	56,350	2,449,888
Total Netherlands		5,040,531

NORWAY - 2.5%
Statoil ASA	153,745	3,285,044
Total Norway		3,285,044

PORTUGAL - 1.2%
Banco Comercial Português SA	2,159,728	560,317
Banco Espirito Santo SA	409,300	1,083,792
Total Portugal		1,644,109

REPUBLIC OF SOUTH KOREA - 3.6%
Posco	7,200	2,213,655
SK Telecom Co., Ltd.	6,507	819,537
SK Telecom Co., Ltd. - ADR	123,953	1,744,019
Total Republic of South Korea		4,777,211

SINGAPORE - 1.3%
Keppel Corp.	297,160	1,740,625
Total Singapore		1,740,625

SPAIN - 3.9%
Banco Bilbao Vizcaya Argentaria SA	314,522	2,562,756
Banco Bilbao Vizcaya Argentaria SA Rights	314,522	46,352
Banco Popular Espanol SA	276,414	1,272,762
Indra Sistemas SA	90,000	1,295,655
Total Spain		5,177,525

SWITZERLAND - 12.6%
Adecco SA REG	47,350	1,856,728
Credit Suisse Group AG	88,400	2,293,907
Givaudan SA REG	2,282	1,782,755
Holcim Ltd.	42,336	2,238,187
Nestlé SA REG	32,500	1,786,536
Novartis AG REG	58,500	3,264,859
Roche Holding Ltd.	21,100	3,394,604
Total Switzerland		16,617,576

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
THAILAND - 2.5%
Bangkok Bank Public Company Ltd.	161,950	$756,623
PTT Public Company Ltd.	305,800	2,557,761
Total Thailand		3,314,384
Total Common Stocks (Cost $150,344,127)		124,432,979

MONEY MARKET ACCOUNT (5.8% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.09% (a)	7,691,027	7,691,027
Total Money Market Account (Cost $7,691,027)		7,691,027

TOTAL INVESTMENTS IN SECURITIES (Cost $158,035,154) - 100%		$132,124,006

(a)	7-day yield at September 30, 2011.

SA - Sociedad Anónima or Société Anonyme
ADR - American Depositary Receipt
PLC - Public Limited Company
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap
ASA - Allmennaksjeselskap

At September 30, 2011, the cost of investment securities for tax purposes was $158,453,200.  Net unrealized depreciation of investment securities was $26,329,194 consisting of unrealized gains of $3,372,526 and unrealized losses of $29,701,720.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$116,710,759	$-	$116,710,759
American Depository Receipts	$7,722,220	$-	$-	$7,722,220
Cash Equivalents	$7,691,027	$-	$-	$7,691,027
	$15,413,247	$116,710,759	$-	$132,124,006

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (99.6% of net assets)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	44,993	$453,979
Johnson Controls, Inc.	125,399	3,306,772
Total Auto Components		3,760,751

Automobiles - 0.4%
Ford Motor Co. (a)(b)	700,326	6,772,153
Harley-Davidson, Inc.	43,828	1,504,615
Total Automobiles		8,276,768

Distributors - 0.1%
Genuine Parts Co. (b)	28,812	1,463,650
Total Distributors		1,463,650

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	22,491	890,868
DeVry, Inc.	11,396	421,196
H&R Block, Inc.	56,960	758,138
Total Diversified Consumer Services		2,070,202

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	85,144	2,579,863
Chipotle Mexican Grill, Inc. (a)(b)	5,777	1,750,142
Darden Restaurants, Inc. (b)	24,981	1,067,938
International Game Technology (b)	55,651	808,609
Marriott International, Inc., Class A (b)	51,879	1,413,184
McDonald's Corp.	190,366	16,717,942
Starbucks Corp.	137,785	5,138,003
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,206	1,366,697
Wyndham Worldwide Corp. (b)	29,938	853,532
Wynn Resorts Ltd.	14,721	1,694,093
Yum! Brands, Inc.	85,580	4,226,796
Total Hotels, Restaurants, & Leisure		37,616,799

Household Durables - 0.3%
D.R. Horton, Inc.	51,682	467,205
Harman International Industries, Inc. (b)	12,788	365,481
Leggett & Platt, Inc. (b)	26,232	519,131
Lennar Corp., Class A (b)	29,431	398,496
Newell Rubbermaid, Inc.	54,155	642,820
Pulte Homes, Inc. (a)	61,435	242,668
Stanley Black & Decker, Inc.	31,180	1,530,938
Whirlpool Corp. (b)	14,246	711,018
Total Household Durables		4,877,757

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	66,947	14,475,950
Expedia, Inc. (b)	35,571	915,954
NetFlix, Inc. (a)	9,670	1,094,257
priceline.com, Inc. (a)	9,170	4,121,548
Total Internet & Catalog Retail		20,607,709

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	22,568	735,943
Mattel, Inc. (b)	62,853	1,627,264
Total Leisure Equipment & Products		2,363,207

Media - 3.0%
CBS Corp., Class B (b)	123,807	2,523,187
Cablevision Systems Corp.	41,868	658,584
Comcast Corp., Class A	507,380	10,604,242
DIRECTV, Class A (a)	136,369	5,761,590
Discovery Communications, Inc. (a)	50,218	1,889,201
Gannett Co., Inc.	44,022	419,530
Interpublic Group of Cos., Inc.	88,875	639,900
The McGraw-Hill Cos., Inc.	55,330	2,268,530
News Corp., Class A	421,256	6,516,830
Omnicom Group, Inc.	51,644	1,902,565
Scripps Networks Interactive, Inc., Class A (b)	18,108	673,074
Time Warner Cable, Inc. (b)	60,116	3,767,470
Time Warner, Inc. (b)	192,986	5,783,790
Viacom, Inc., Class B (b)	106,173	4,113,142
The Walt Disney Co. (b)	342,549	10,331,278
The Washington Post Co., Class B (b)	893	291,984
Total Media		58,144,897

Multiline Retail - 1.7%
Big Lots, Inc. (a)	12,403	431,996
Family Dollar Stores, Inc.	21,981	1,117,954
J.C. Penney Co., Inc. (b)	26,723	715,642
Kohl's Corp. (b)	51,681	2,537,537
Macy's, Inc.	78,980	2,078,754
Nordstrom, Inc.	30,404	1,388,855

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Sears Holdings Corp. (a)(b)	7,266	$417,940
Target Corp.	124,704	6,115,484
Wal-Mart Stores, Inc. (b)	324,320	16,832,208
Total Multiline Retail		31,636,370

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,016	985,945
AutoNation, Inc. (a)(b)	9,390	307,804
AutoZone, Inc. (a)	5,353	1,708,624
Bed Bath & Beyond, Inc. (a)	45,287	2,595,398
Best Buy Co., Inc. (b)	56,263	1,310,928
CarMax, Inc. (a)	41,494	989,632
GameStop Corp., Class A (a)(b)	25,229	582,790
The Gap, Inc.	64,571	1,048,633
The Home Depot, Inc. (b)	288,747	9,491,114
Limited Brands, Inc. (b)	45,400	1,748,354
Lowe's Cos., Inc.	232,946	4,505,176
O'Reilly Automotive, Inc. (a)(b)	24,925	1,660,753
Ross Stores, Inc.	21,187	1,667,205
The Sherwin-Williams Co. (b)	16,139	1,199,450
Staples, Inc. (b)	130,817	1,739,866
The TJX Cos., Inc. (b)	70,437	3,907,140
Tiffany & Co.	23,417	1,424,222
Urban Outfitters, Inc. (a)	22,250	496,620
Total Specialty Retail		37,369,654

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	53,469	2,771,298
NIKE, Inc., Class B	70,004	5,986,042
Ralph Lauren Corp.	11,918	1,545,765
VF Corp.	15,901	1,932,289
Total Textiles, Apparel, & Luxury Goods		12,235,394
Total Consumer Discretionary		220,423,158

CONSUMER STAPLES - 10.8%
Beverages - 2.8%
Brown-Forman Corp., Class B (b)	18,453	1,294,294
The Coca-Cola Co. (b)	423,340	28,600,850
Coca-Cola Enterprises, Inc.	58,447	1,454,161
Constellation Brands, Inc. (a)	33,487	602,766
Dr Pepper Snapple Group, Inc.	39,743	1,541,234
Fortune Brands Inc. (a)	28,509	1,541,767
Molson Coors Brewing Co., Class B	29,959	1,186,676
PepsiCo, Inc.	291,768	18,060,439
Total Beverages		54,282,187

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	248,256	8,336,436
Costco Wholesale Corp. (b)	80,687	6,626,016
The Kroger Co.	111,504	2,448,628
SUPERVALU, Inc. (b)	38,660	257,476
Safeway, Inc.	63,985	1,064,071
Sysco Corp. (b)	109,159	2,827,218
Walgreen Co.	167,228	5,500,129
Whole Foods Market, Inc. (b)	29,024	1,895,557
Total Food & Staples Retailing		28,955,531

Food Products - 1.8%
Archer Daniels Midland Co. (b)	124,252	3,082,692
Campbell Soup Co. (b)	33,416	1,081,676
ConAgra Foods, Inc.	76,295	1,847,865
Dean Foods Co. (a)	33,635	298,342
General Mills, Inc. (b)	119,133	4,583,047
H.J. Heinz Co. (b)	59,164	2,986,599
The Hershey Co.	28,547	1,691,124
Hormel Foods Corp. (b)	25,625	692,387
The J.M. Smucker Co.	21,129	1,540,093
Kellogg Co.	46,036	2,448,655
Kraft Foods, Inc., Class A	325,560	10,932,305
McCormick & Co., Inc. (b)	24,436	1,127,966
Sara Lee Corp.	108,624	1,776,002
Tyson Foods, Inc., Class A	54,080	938,829
Total Food Products		35,027,582

Household Products - 2.5%
Colgate-Palmolive Co. (b)	89,600	7,945,728
The Clorox Co. (b)	24,377	1,616,926
Kimberly-Clark Corp. (b)	72,217	5,128,129
The Procter & Gamble Co.	506,839	32,022,088
Total Household Products		46,712,871

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Personal Products - 0.3%
Avon Products, Inc. (b)	78,962	$1,547,655
The Estee Lauder Cos., Inc., Class A	20,929	1,838,404
Mead Johnson Nutrition Co.	37,570	2,585,943
Total Personal Products		5,972,002

Tobacco - 1.9%
Altria Group, Inc.	382,304	10,249,570
Lorillard, Inc.	25,617	2,835,802
Philip Morris International, Inc.	324,040	20,213,615
Reynolds American, Inc. (b)	62,164	2,329,907
Total Tobacco		35,628,894
Total Consumer Staples		206,579,067

ENERGY - 11.5%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	80,371	3,709,925
Cameron International Corp. (a)	45,055	1,871,585
Diamond Offshore Drilling, Inc. (b)	12,946	708,664
FMC Technologies, Inc. (a)	44,067	1,656,919
Halliburton Co.	169,486	5,172,713
Helmerich & Payne, Inc. (b)	19,580	794,948
Nabors Industries Ltd. (a)	52,648	645,464
National Oilwell Varco, Inc.	78,075	3,999,002
Noble Corp. (a)	46,752	1,372,171
Rowan Cos., Inc. (a)	23,569	711,548
Schlumberger Ltd.	248,955	14,870,082
Total Energy Equipment & Services		35,513,021

Oil, Gas & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	42,073	744,271
Anadarko Petroleum Corp.	91,744	5,784,459
Apache Corp.	70,756	5,677,461
Cabot Oil & Gas Corp.	19,159	1,186,134
Chesapeake Energy Corp.	121,742	3,110,508
Chevron Corp.	369,433	34,179,941
ConocoPhillips	253,332	16,040,982
CONSOL Energy, Inc.	42,045	1,426,587
Denbury Resources, Inc. (a)	74,763	859,774
Devon Energy Corp. (b)	76,955	4,266,385
EOG Resources, Inc.	49,571	3,520,037
El Paso Corp.	142,412	2,489,362
Exxon Mobil Corp.	896,695	65,126,958
Hess Corp.	55,920	2,933,563
Marathon Oil Corp.	131,719	2,842,496
Marathon Petroleum Corp.	65,463	1,771,429
Murphy Oil Corp.	35,532	1,569,093
Newfield Exploration Co. (a)	24,259	962,840
Noble Energy, Inc.	32,443	2,296,964
Occidental Petroleum Corp.	149,828	10,712,702
Peabody Energy Corp.	49,779	1,686,513
Pioneer Natural Resources Co. (b)	21,419	1,408,728
QEP Resources, Inc.	32,444	878,259
Range Resources Corp.	29,788	1,741,406
Southwestern Energy Co. (a)	63,966	2,131,987
Spectra Energy Corp. (b)	120,283	2,950,542
Sunoco, Inc.	22,507	697,942
Tesoro Corp. (a)(b)	26,348	512,996
Valero Energy Corp.	105,765	1,880,502
The Williams Cos., Inc.	108,867	2,649,823
Total Oil, Gas, & Consumable Fuels		184,040,644
Total Energy		219,553,665

FINANCIALS - 13.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	43,759	1,722,354
The Bank of New York Mellon Corp.	226,825	4,216,677
BlackRock, Inc. (c)	18,471	2,733,893
The Charles Schwab Corp. (b)	198,445	2,236,475
E*Trade Financial Corp. (a)	47,343	431,295
Federated Investors, Inc., Class B (b)	17,586	308,282
Franklin Resources, Inc.	26,808	2,563,917
The Goldman Sachs Group, Inc.	93,362	8,827,377
Invesco Ltd.	82,569	1,280,645
Janus Capital Group, Inc.	35,433	212,598
Legg Mason, Inc.	24,542	630,975
Morgan Stanley	273,180	3,687,930
Northern Trust Corp.	44,393	1,552,867
State Street Corp.	92,660	2,979,946
T Rowe Price Group, Inc.	47,079	2,248,964
Total Capital Markets		35,634,195

Commercial Banks - 2.5%
BB&T Corp.	128,953	2,750,568

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Comerica, Inc.	36,909	$847,800
Fifth Third Bancorp	168,719	1,704,062
First Horizon National Corp.	47,372	282,337
Huntington Bancshares, Inc.	157,213	754,622
KeyCorp	176,708	1,047,878
M&T Bank Corp.	23,078	1,613,152
PNC Financial Services Group, Inc. (b)(c)	97,140	4,681,177
Regions Financial Corp.	232,820	775,291
SunTrust Banks, Inc.	98,540	1,768,793
U.S. Bancorp (b)	354,106	8,335,655
Wells Fargo & Co.	973,439	23,479,349
Zions BanCorp.	33,890	476,832
Total Commercial Banks		48,517,516

Consumer Finance - 0.8%
American Express Co.	191,713	8,607,914
Capital One Financial Corp. (b)	84,860	3,363,002
Discover Financial Services	100,297	2,300,813
SLM Corp.	95,571	1,189,859
Total Consumer Finance		15,461,588

Diversified Financial Services - 2.9%
Bank of America Corp. (b)	1,868,219	11,433,500
CME Group, Inc.	12,329	3,037,866
Citigroup, Inc.	537,928	13,781,715
IntercontinentalExchange, Inc. (a)	13,601	1,608,454
JPMorgan Chase & Co.	719,275	21,664,563
Leucadia National Corp. (b)	36,339	824,168
Moody's Corp. (b)	36,997	1,126,559
The NASDAQ OMX Group, Inc. (a)	23,928	553,694
NYSE Euronext	48,541	1,128,093
Total Diversified Financial Services		55,158,612

Insurance - 3.6%
ACE Ltd.	62,350	3,778,410
Aon Corp.	60,009	2,519,178
Aflac, Inc.	85,980	3,005,001
The Allstate Corp. (b)	94,861	2,247,257
American International Group, Inc. (a)	80,923	1,776,260
Assurant, Inc.	17,134	613,397
Berkshire Hathaway, Inc., Class B (a)	324,231	23,033,370
Chubb Corp. (b)	52,890	3,172,871
Cincinnati Financial Corp. (b)	30,273	797,088
Genworth Financial, Inc., Class A (a)	91,567	525,595
Hartford Financial Services Group, Inc.	81,711	1,318,815
Lincoln National Corp.	56,312	880,157
Loews Corp.	57,636	1,991,324
Marsh & McLennan Cos., Inc.	99,528	2,641,473
MetLife, Inc. (b)	194,925	5,459,849
Principal Financial Group, Inc.	57,404	1,301,349
The Progressive Corp.	118,319	2,101,345
Prudential Financial, Inc.	89,701	4,203,389
Torchmark Corp.	19,648	684,929
The Travelers Cos., Inc.	77,407	3,772,043
Unum Group	56,280	1,179,629
XL Group Plc	60,355	1,134,674
Total Insurance		68,137,403

Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment & Management Co.	22,349	494,360
AvalonBay Communities, Inc.	17,313	1,974,548
Boston Properties, Inc.	27,052	2,410,333
Equity Residential (b)	54,610	2,832,621
HCP, Inc.	75,210	2,636,863
Health Care REIT, Inc.	32,702	1,530,454
Host Hotels & Resorts, Inc.	129,895	1,421,051
Kimco Realty Corp.	74,849	1,124,980
Plum Creek Timber Co., Inc. (b)	29,733	1,032,032
ProLogis, Inc.	84,501	2,049,149
Public Storage	26,090	2,905,122
Simon Property Group, Inc.	54,106	5,950,578
Ventas, Inc.	53,253	2,630,698
Vornado Realty Trust	33,965	2,534,468
Total Real Estate Investment Trusts (REITs)		31,527,257

Real Estate Management & Development - 0.0%
CBRE GROUP, Inc. COMMON STOCK USD.01	59,703	803,602
Total Real Estate Management & Development		803,602

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	97,596	552,393
People's United Financial, Inc. (b)	68,692	783,089
Total Thrifts & Mortgage Finance		1,335,482
Total Financials		256,575,655

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - 12.0%
Biotechnology - 1.3%
Amgen, Inc.	170,219	$9,353,534
Biogen Idec, Inc. (a)	44,687	4,162,594
Celgene Corp. (a)	84,437	5,228,339
Cephalon, Inc. (a)	14,467	1,167,487
Gilead Sciences, Inc. (a)	142,506	5,529,233
Total Biotechnology		25,441,187

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc. (b)	104,840	5,885,717
Becton Dickinson & Co. (b)	40,215	2,948,564
Boston Scientific Corp. (a)	283,495	1,675,455
C.R. Bard, Inc.	15,937	1,395,125
CareFusion Corp. (a)	40,844	978,214
Covidien Plc	91,125	4,018,612
DENTSPLY International, Inc. (b)	25,790	791,495
Edwards Lifesciences Corp. (a)	21,263	1,515,627
Hospira, Inc. (a)	30,150	1,115,550
Intuitive Surgical, Inc. (a)	7,224	2,631,559
Medtronic, Inc.	195,010	6,482,132
St. Jude Medical, Inc.	60,919	2,204,659
Stryker Corp.	60,661	2,858,953
Varian Medical Systems, Inc. (a)	21,629	1,128,169
Zimmer Holdings, Inc. (a)	35,280	1,887,480
Total Health Care Equipment & Supplies		37,517,311

Health Care Providers & Services - 2.1%
Aetna, Inc.	69,009	2,508,477
AmerisourceBergen Corp. (b)	49,396	1,840,989
CIGNA Corp.	49,750	2,086,515
Cardinal Health, Inc. (b)	63,782	2,671,190
Coventry Health Care, Inc. (a)	27,312	786,859
DaVita, Inc. (a)	17,087	1,070,842
Express Scripts, Inc. (a)	90,209	3,344,048
Humana, Inc.	30,635	2,228,084
Laboratory Corp. of America Holdings (a)	18,787	1,485,113
McKesson Corp. (b)	45,549	3,311,412
Medco Health Solutions, Inc. (a)	71,289	3,342,741
Patterson Cos., Inc. (b)	17,321	495,900
Quest Diagnostics, Inc. (b)	29,219	1,442,250
Tenet Healthcare Corp. (a)	85,102	351,471
UnitedHealth Group, Inc.	198,644	9,161,461
WellPoint, Inc.	66,654	4,351,173
Total Health Care Providers & Services		40,478,525

Health Care Technology - 0.1%
Cerner Corp. (a)	26,818	1,837,569
Total Health Care Technology		1,837,569

Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	33,526	1,288,404
PerkinElmer, Inc. (b)	20,792	399,414
Thermo Fisher Scientific, Inc. (a)	70,454	3,567,791
Waters Corp. (a)	16,920	1,277,291
Total Life Sciences Tools & Services		6,532,900

Pharmaceuticals - 6.1%
Abbott Laboratories (b)	286,956	14,674,930
Allergan, Inc.	56,659	4,667,568
Bristol-Myers Squibb Co.	314,397	9,865,778
Eli Lilly & Co.	187,785	6,942,411
Forest Laboratories, Inc. (a)	50,930	1,568,135
Johnson & Johnson	505,255	32,189,796
Merck & Co., Inc.	567,976	18,578,495
Mylan, Inc. (a)	79,098	1,344,666
Pfizer, Inc.	1,439,228	25,445,551
Watson Pharmaceuticals, Inc. (a)	23,246	1,586,540
Total Pharmaceuticals		116,863,870
Total Health Care		228,671,362

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
The Boeing Co. (b)	136,597	8,265,484
General Dynamics Corp.	66,874	3,804,462
Goodrich Corp.	22,950	2,769,606
Honeywell International, Inc. (b)	144,058	6,325,587
ITT Corp.	34,209	1,436,778
L-3 Communications Holdings, Inc.	19,281	1,194,844
Lockheed Martin Corp. (b)	50,883	3,696,141
Northrop Grumman Corp. (b)	51,121	2,666,471
Precision Castparts Corp. (b)	26,568	4,130,261
Raytheon Co.	64,963	2,655,038

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Rockwell Collins, Inc. (b)	28,495	$1,503,396
United Technologies Corp. (b)	167,699	11,799,302
Total Aerospace & Defense		50,247,370

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	30,356	2,078,475
Expeditors International of Washington, Inc. (b)	38,973	1,580,355
FedEx Corp. (b)	58,411	3,953,257
United Parcel Service, Inc., Class B	180,704	11,411,458
Total Air Freight & Logistics		19,023,545

Airlines - 0.1%
Southwest Airlines Co. (b)	147,830	1,188,553
Total Airlines		1,188,553

Building Products - 0.0%
Masco Corp. (b)	66,353	472,433
Total Building Products		472,433

Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (b)	19,906	499,243
Cintas Corp. (b)	20,745	583,764
Iron Mountain, Inc. (b)	37,351	1,181,039
Pitney Bowes, Inc. (b)	36,777	691,408
R.R. Donnelley & Sons Co. (b)	34,697	489,922
Republic Services, Inc. (b)	58,891	1,652,481
Stericycle, Inc. (a)(b)	15,995	1,291,116
Waste Management, Inc. (b)	87,184	2,838,711
Total Commercial Services & Supplies		9,227,684

Construction & Engineering - 0.1%
Fluor Corp. (b)	31,886	1,484,293
Jacobs Engineering Group, Inc. (a)	23,616	762,561
Quanta Services, Inc. (a)	38,597	725,238
Total Construction & Engineering		2,972,092

Electrical Equipment - 0.5%
Emerson Electric Co.	137,542	5,681,860
First Solar, Inc. (a)(b)	10,782	681,530
Rockwell Automation, Inc.	26,238	1,469,328
Roper Industries, Inc. (b)	17,613	1,213,712
Total Electrical Equipment		9,046,430

Industrial Conglomerates - 2.3%
3M Co. (b)	130,847	9,393,506
General Electric Co.	1,954,437	29,785,620
Textron, Inc.	50,550	891,702
Tyco International Ltd.	85,387	3,479,520
Total Industrial Conglomerates		43,550,348

Machinery - 2.0%
Caterpillar, Inc.	119,090	8,793,606
Cummins, Inc. (b)	35,797	2,923,183
Danaher Corp. (b)	104,844	4,397,157
Deere & Co. (b)	76,455	4,936,699
Dover Corp.	34,277	1,597,308
Eaton Corp.	62,731	2,226,951
Flowserve Corp. (b)	10,205	755,170
Illinois Tool Works, Inc. (b)	90,837	3,778,819
Ingersoll-Rand Plc	60,847	1,709,192
Joy Global, Inc.	19,490	1,215,786
PACCAR, Inc. (b)	67,194	2,272,501
Pall Corp. (b)	21,627	916,985
Parker Hannifin Corp.	28,736	1,814,104
Snap-on, Inc.	10,749	477,256
Total Machinery		37,814,717

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,200	563,592
Equifax, Inc.	22,727	698,628
Monster Worldwide, Inc. (a)	23,375	167,832
Robert Half International, Inc. (b)	26,259	557,216
Total Professional Services		1,987,268

Road & Rail - 0.8%
CSX Corp.	201,483	3,761,688
Norfolk Southern Corp.	64,274	3,921,999
Ryder System, Inc. (b)	9,403	352,707
Union Pacific Corp.	89,890	7,341,316
Total Road & Rail		15,377,710

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	54,690	$1,820,083
W.W. Grainger, Inc. (b)	11,190	1,673,353
Total Trading Companies & Distributors		3,493,436
Total Industrials		194,401,586

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (b)	1,013,995	15,706,783
F5 Networks, Inc. (a)	14,879	1,057,153
Harris Corp. (b)	22,414	765,886
JDS Uniphase Corp. (a)(b)	42,587	424,592
Juniper Networks, Inc. (a)	98,018	1,691,791
Motorola Mobility Holdings, Inc. (a)	48,495	1,832,141
Motorola Solutions, Inc.	55,913	2,342,755
QUALCOMM, Inc.	309,670	15,059,252
Tellabs, Inc.	68,814	295,212
Total Communications Equipment		39,175,565

Computers & Peripherals - 6.9%
Apple, Inc. (a)	170,943	65,160,053
Dell, Inc. (a)	286,624	4,055,730
EMC Corp. (a)(b)	380,605	7,988,899
Hewlett-Packard Co.	382,310	8,582,860
International Business Machines Corp. (b)	220,280	38,555,608
Lexmark International, Inc., Class A (a)(b)	14,923	403,369
NetApp, Inc. (a)	68,179	2,313,995
SanDisk Corp. (a)	44,306	1,787,747
Teradata Corp. (a)	30,863	1,652,096
Western Digital Corp. (a)	42,952	1,104,725
Total Computers & Peripherals		131,605,082

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies, Inc. (a)	63,995	1,999,844
Amphenol Corp., Class A (b)	31,554	1,286,456
Corning, Inc.	290,040	3,584,894
FLIR Systems, Inc.	29,723	744,561
Jabil Circuit, Inc. (b)	34,172	607,920
Molex, Inc. (b)	25,232	513,976
Total Electronic Equipment, Instruments, & Components		8,737,651

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	34,100	677,908
eBay, Inc. (a)	211,382	6,233,655
Google, Inc., Class A (a)	46,434	23,884,721
VeriSign, Inc.	30,341	868,056
Yahoo!, Inc. (a)	233,506	3,072,939
Total Internet Software & Services		34,737,279

IT Services - 1.9%
Accenture Plc, Class A	118,636	6,249,745
Automatic Data Processing, Inc.	90,496	4,266,886
Cognizant Technology Solutions Corp., Class A (a)	55,930	3,506,811
Computer Sciences Corp. (b)	28,425	763,211
Fidelity National Information Services, Inc.	46,091	1,120,933
Fiserv, Inc. (a)	25,915	1,315,705
MasterCard, Inc., Class A	19,670	6,238,537
Paychex, Inc. (b)	59,063	1,557,491
SAIC, Inc. (a)	50,157	592,354
Total System Services, Inc.	29,752	503,701
Visa, Inc., Class A (b)	94,284	8,082,025
The Western Union Co. (b)	116,219	1,776,989
Total IT Services		35,974,388

Office Electronics - 0.1%
Xerox Corp.	257,642	1,795,765
Total Office Electronics		1,795,765

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	106,290	539,953
Altera Corp.	59,740	1,883,602
Analog Devices, Inc.	54,999	1,718,719

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Applied Materials, Inc.	242,358	$2,508,405
Broadcom Corp., Class A (a)	88,683	2,952,257
Intel Corp. (b)	968,739	20,663,203
KLA-Tencor Corp. (b)	30,780	1,178,258
LSI Corp. (a)	107,133	554,949
Linear Technology Corp.	41,774	1,155,051
MEMC Electronic Materials, Inc. (a)	43,740	229,198
Microchip Technology, Inc. (b)	35,224	1,095,819
Micron Technology, Inc. (a)	184,630	930,535
NVIDIA Corp. (a)	111,255	1,390,687
Novellus Systems, Inc. (a)	13,172	359,069
Teradyne, Inc. (a)(b)	33,754	371,632
Texas Instruments, Inc.	212,672	5,667,709
Xilinx, Inc. (b)	48,659	1,335,203
Total Semiconductors & Semiconductor Equipment		44,534,249

Software - 3.9%
Adobe Systems, Inc. (a)	91,454	2,210,443
Autodesk, Inc. (a)	42,382	1,177,372
BMC Software, Inc. (a)	32,125	1,238,740
CA, Inc.	70,058	1,359,826
Citrix Systems, Inc. (a)	34,568	1,884,993
Compuware Corp. (a)	41,170	315,362
Electronic Arts, Inc. (a)	61,650	1,260,742
Intuit, Inc. (a)	55,980	2,655,691
Microsoft Corp.	1,374,847	34,219,942
Oracle Corp. (b)	728,442	20,935,423
Red Hat, Inc. (a)	35,760	1,511,218
Salesforce.com, Inc. (a)(b)	24,958	2,852,200
Symantec Corp. (a)	137,659	2,243,842
Total Software		73,865,794
Total Information Technology		370,425,773

MATERIALS - 3.4%
Chemicals - 2.1%
Air Products & Chemicals, Inc. (b)	39,256	2,997,981
Airgas, Inc. (b)	12,395	791,049
CF Industries Holdings, Inc.	13,249	1,634,794
The Dow Chemical Co. (b)	217,679	4,889,070
E.I. du Pont de Nemours & Co. (b)	171,871	6,869,684
Eastman Chemical Co. (b)	13,027	892,740
Ecolab, Inc. (b)	42,955	2,100,070
FMC Corp. (b)	13,141	908,832
International Flavors & Fragrances, Inc. (b)	14,931	839,421
Monsanto Co.	98,514	5,914,780
The Mosaic Co.	51,103	2,502,514
PPG Industries, Inc.	29,079	2,054,722
Praxair, Inc. (b)	55,616	5,198,984
Sigma-Aldrich Corp. (b)	22,561	1,394,044
Total Chemicals		38,988,685

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,062	663,149
Total Construction Materials		663,149

Containers & Packaging - 0.1%
Ball Corp.	30,450	944,559
Bemis Co., Inc. (b)	19,099	559,792
Owens-Illinois, Inc. (a)	30,316	458,378
Sealed Air Corp.	29,357	490,262
Total Containers & Packaging		2,452,991

Metals & Mining - 0.9%
AK Steel Holding Corp. (b)	20,937	136,928
Alcoa, Inc. (b)	195,576	1,871,662
Allegheny Technologies, Inc.	19,650	726,853
Cliffs Natural Resources, Inc. (b)	26,879	1,375,398
Freeport-McMoRan Copper & Gold, Inc.	174,699	5,319,585
Newmont Mining Corp.	91,068	5,728,177
Nucor Corp. (b)	58,103	1,838,379
Titanium Metals Corp.	14,763	221,150
United States Steel Corp. (b)	26,273	578,269
Total Metals & Mining		17,796,401

Paper & Forest Products - 0.2%
International Paper Co. (b)	80,390	1,869,067
MeadWestvaco Corp.	31,371	770,472
Weyerhaeuser Co. (b)	98,849	1,537,102
Total Paper & Forest Products		4,176,641
Total Materials		64,077,867

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,092,607	31,161,152
CenturyLink, Inc.	113,566	3,761,306
Frontier Communications Corp. (b)	183,688	1,122,334
Verizon Communications, Inc. (b)	521,848	19,204,006

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Windstream Corp. (b)	94,343	$1,100,039
Total Diversified Telecommunication Services		56,348,837

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	72,912	3,922,666
MetroPCS Communications, Inc. (a)	53,717	467,875
Sprint Nextel Corp. (a)	549,424	1,670,249
Total Wireless Telecommunication Services		6,060,790
Total Telecommunication Services		62,409,627

UTILITIES - 4.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	89,106	3,387,810
Duke Energy Corp.	245,773	4,913,002
Edison International	59,909	2,291,519
Entergy Corp.	32,720	2,169,009
Exelon Corp.	122,229	5,208,178
FirstEnergy Corp.	77,338	3,473,250
NextEra Energy, Inc.	77,938	4,210,211
Northeast Utilities	32,338	1,088,174
PPL Corp. (b)	106,818	3,048,586
Pepco Holdings, Inc. (b)	41,713	789,210
Pinnacle West Capital Corp.	20,212	867,903
Progress Energy, Inc. (b)	54,152	2,800,741
Southern Co.	158,062	6,697,087
Total Electric Utilities		40,944,680

Gas Utilities - 0.2%
EQT Corp. (b)	27,603	1,472,896
Nicor, Inc.	8,217	452,017
Oneok, Inc.	19,238	1,270,478
Total Gas Utilities		3,195,391

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	120,643	1,177,475
Constellation Energy Group, Inc.	37,251	1,417,773
NRG Energy, Inc. (a)	44,870	951,693
Total Independent Power Producers & Energy Traders		3,546,941

Multi-Utilities - 1.5%
Ameren Corp.	44,259	1,317,590
CMS Energy Corp.	46,873	927,617
Centerpoint Energy, Inc.	78,571	1,541,563
Consolidated Edison, Inc. (b)	54,144	3,087,291
DTE Energy Co.	31,353	1,536,924
Dominion Resources, Inc. (b)	105,165	5,339,227
Integrys Energy Group, Inc. (b)	14,430	701,587
NiSource, Inc. (b)	51,932	1,110,306
PG&E Corp.	74,084	3,134,494
Public Service Enterprise Group, Inc. (b)	93,010	3,103,744
SCANA Corp. (b)	21,118	854,223
Sempra Energy (b)	44,028	2,267,442
TECO Energy, Inc. (b)	39,765	681,174
Wisconsin Energy Corp. (b)	43,113	1,349,006
Xcel Energy, Inc. (b)	88,993	2,197,237
Total Multi-Utilities		29,149,425
Total Utilities		76,836,437
Total Long-Term Investments (Cost $1,774,173,907)		1,899,954,197
SHORT-TERM SECURITIES (14.3% of net assets)
MONEY MARKET FUNDS - 14.2%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.18% (c)(d)(e)	228,807,011	228,807,011
Prime, SL Agency Shares, 0.18% (c)(d)(e)	42,386,297	42,386,297
Total Money Market Funds		271,193,308

	Par
	(000)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bill, 0.01%, 12/22/11 (f)(g)	$1,550	$1,549,949
Total U.S. Treasury Obligations		1,549,949
Total Short-Term Securities (Cost $272,743,308)		272,743,257
TOTAL INVESTMENTS (Cost $2,046,917,215*) - 113.9%		2,172,697,454
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%		(264,471,828)
NET ASSETS - 100%		$1,908,225,626

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2011
(Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,112,499,976
Gross unrealized appreciation	$425,465,057
Gross unrealized depreciation	(365,267,579)
Net unrealized appreciation	$60,197,478

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at	Realized
Affiliate	December 31, 2010	Purchased	Sold		September 30, 2011	September 30, 2011	Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	-	(122,011,784)	1	228,807,011	$228,807,011	$-	$458,126
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	-	(10,665,136)	1	42,386,297	$42,386,297	$-	$80,107
BlackRock Inc.	-	18,917	(446)		18,471	$2,733,893	$(3,543)	$49,251
PNC Financial Services Group, Inc.	98,114	2,512	(3,486)		97,140	$4,681,177	$(59,106)	$78,888

1 Represents net activity

(d) Represents the current yield as of report date.
(e) All or a portion of this security was purchased with the cash collateral from securities loaned.
(f) Rate shown is the yield to maturity as of the date of purchase.
(g) All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
142	S&P 500 INDEX	Chicago	December 2011	$7,994,600	$(377,112)

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

●	Level 1—price quotations in active markets/exchanges for identical assets and liabilities
●
Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●
Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments1:
Common Stocks	$1,899,954,197	-	-	$1,899,954,197
Short-Term Securities:
Money Market Funds	271,193,308	-	-	271,193,308
U.S. Government Obligations	-	$1,549,949	-	1,549,949
Total	$2,171,147,505	$1,549,949	-	$2,172,697,454

Derivative Financial Instruments2:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(377,112)	-	-	$(377,112)

1 See above Schedule of Investments for values in each industry.
2 Derivative financial instruments are financial future contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 29, 2011

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 29, 2011